    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 11, 2000

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933/X/

                        POST-EFFECTIVE AMENDMENT NO. 19

                                     AND/OR
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/X/

                                AMENDMENT NO. 20

                        (CHECK APPROPRIATE BOX OR BOXES)
                             NATIONWIDE MUTUAL FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

NATIONWIDE MID CAP GROWTH FUND
NATIONWIDE GROWTH FUND
NATIONWIDE FUND
NATIONWIDE S&P 500 INDEX FUND
NATIONWIDE BOND FUND
NATIONWIDE TAX-FREE INCOME FUND
NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND
NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND
NATIONWIDE MONEY MARKET FUND
NATIONWIDE FOCUS FUND
NATIONWIDE VALUE OPPORTUNITIES FUND
NATIONWIDE HIGH YIELD BOND FUND
NATIONWIDE SMALL CAP INDEX FUND
NATIONWIDE MID CAP MARKET INDEX FUND
NATIONWIDE INTERNATIONAL INDEX FUND
NATIONWIDE BOND INDEX FUND
MORLEY CAPITAL ACCUMULATION FUND
MORLEY ENHANCED INCOME FUND
PRESTIGE LARGE CAP VALUE FUND
PRESTIGE LARGE CAP GROWTH FUND
PRESTIGE SMALL CAP FUND
PRESTIGE BALANCED FUND
PRESTIGE INTERNATIONAL FUND

NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND
NATIONWIDE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
NATIONWIDE INVESTOR DESTINATIONS MODERATE FUND
NATIONWIDE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
NATIONWIDE INVESTOR DESTINATIONS CONSERVATIVE FUND



                             THREE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (614) 249-7855
                                            SEND COPIES OF COMMUNICATIONS TO:
                                                 MS. ELIZABETH A. DAVIN
                                            DIETRICH, REYNOLDS AND KOOGLER
                                                 ONE NATIONWIDE PLAZA
                                                 COLUMBUS, OHIO 43215
                                        (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective:


[X]  60 days after filing pursuant to paragraph (a)(2) of Rule 485.

                                Explanatory Note



This filing includes Prospectus and Statement of Additional Information for the Nationwide Investor Destination Series (Aggressive Fund, Moderately Aggressive Fund, Moderate Fund, Moderately Conservative Fund and Conservative Fund).

The Prospectuses and Statements of Additional Information for the Mid Cap Growth Fund, Growth Fund, Nationwide Fund, Bond Fund, Tax-Free Income Fund, Long-Term U.S. Government Bond Fund, Intermediate U.S. Government Bond Fund, Money Market Fund-Prime Shares, Prestige Large Cap Value Fund, Prestige Large Cap Growth Fund, Prestige Small Cap Growth Fund, Prestige Balanced Fund, Prestige International Fund, Morley Capital Accumulation Fund, Small Cap Index Fund, International Index Fund, Mid Cap Market Index Fund, Bond Index Fund, Focus Fund, High Yield Bond Fund, Morley Enhanced Income Fund, and Value Opportunities Fund, are included in Post-Effective Amendment Nos. 15 and 17 and the Prospectus and Statement of Additional Information of S&P 500 Index Fund (Class A, B and Institutional Shares) are included in Post Effective Amendment No. 18 and are incorporated by reference into this filing of Post-Effective Amendment No. 19 to the Registration Statement.

                           NATIONWIDE(R) MUTUAL FUNDS

                          INVESTOR DESTINATIONS SERIES

                      INVESTOR DESTINATIONS AGGRESSIVE FUND

                INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

                       INVESTOR DESTINATIONS MODERATE FUND

               INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

                     INVESTOR DESTINATIONS CONSERVATIVE FUND




                                   PROSPECTUS

                                   MARCH, 2000

    AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE FUNDS' SHARES AS AN INVESTMENT OR DETERMINED
WHETHER THIS PROSPECTUS IS COMPLETE OR ACCURATE. TO STATE OTHERWISE IS A CRIME.

TABLE OF CONTENTS

FUND SUMMARIES

INVESTOR DESTINATIONS SERIES.........................................  3
Investment Objective
Principal Strategies

INVESTOR DESTINATIONS AGGRESSIVE FUND................................  3

INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND.....................  3

INVESTOR DESTINATIONS MODERATE FUND..................................  4

INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND...................  4

INVESTOR DESTINATIONS CONSERVATIVE FUND..............................  4
Principal Risks
Fund Risk
Underlying Funds Risks

MORE ABOUT THE FUNDS.................................................  6
Principal Investment Techniques Underlying Funds
The Nationwide Contract
Other Investment Techniques
Temporary Defensive Positions

MANAGEMENT...........................................................  8
Investment Manager

BUYING, SELLING AND EXCHANGING FUND SHARES........................... 11
Who Can Buy Shares of the Funds
Purchase Price Selling Shares
Restrictions on Sales
Year 2000
Dividends and Distributions
Tax Status

FINANCIAL HIGHLIGHTS................................................. 13

ADDITIONAL INFORMATION............................................... BACK COVER

FUND SUMMARIES

A Quick Note about Share Classes

Each Fund has three different shares classes -- Class A, Class B and Service Class shares. The fees, sales charges and expenses for each share class are different, but each share class of a Fund represents an investment in the same assets of the Fund. Having different share classes simply lets you choose the cost structure that's right for you.

Because each Fund invests in other mutual funds which may include funds that are not affiliated with Nationwide Mutual Funds, it is in the process of applying for an exemptive order from the Securities and Exchange Commission that will broaden each Fund's investment choices. Until such an order is granted, Class A and Class B shares will not be offered.

THIS PROSPECTUS PROVIDES INFORMATION ABOUT THE INVESTOR DESTINATIONS SERIES OFFERED BY NATIONWIDE MUTUAL FUNDS.

INVESTOR DESTINATIONS SERIES (the "Funds")

Investor Destinations Aggressive Fund (the "Aggressive Fund")

Investor Destinations Moderately Aggressive Fund (the "Moderately Aggressive Fund")

Investor Destinations Moderate Fund (the "Moderate Fund")

Investor Destinations Moderately Conservative Fund (the "Moderately Conservative Fund")

Investor Destinations Conservative Fund (the "Conservative Fund")

INVESTMENT OBJECTIVE

The investment objective of each Fund is to maximize total investment return. Each Fund will seek this objective through the principal strategies described below. This investment objective is non-fundamental and can be changed without shareholder approval.

PRINCIPAL STRATEGIES

THE INVESTOR DESTINATIONS SERIES ARE DESIGNED TO PROVIDE DIVERSIFICATION ACROSS FOUR MAJOR ASSET CLASSES: U.S. STOCKS, INTERNATIONAL STOCKS, BONDS AND SHORT TERM INVESTMENTS. Each Fund in the Investor Destinations Series invests primarily in a combination of other mutual funds ("Underlying Funds"). Underlying Funds include mutual funds that are part of the Nationwide group of funds (the "Nationwide Funds"). The Underlying Funds may also include mutual funds that are advised other investment advisers ("Unaffiliated Funds").

Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, or other securities with the goal of matching a specific stock or bond index. Several of the underlying Nationwide funds invest directly in stocks, bonds, or short-term investments and are advised by Villanova Mutual Fund Capital Trust (the "Adviser") or its affiliate Union Bond & Trust Company ("UBT"). Other underlying Nationwide funds do not invest in stocks, bonds or short term investments but instead invest indirectly in such securities by investing in different series of the Quantitative Master Series Trust which correspond to the investment strategy of the appropriate Nationwide fund.* As shown below, each Fund has a target allocation mix for the asset classes which are represented by the Underlying Funds and -- except for the Aggressive Fund--the Nationwide Contract, as described under "More About the Funds". The portfolio manager monitors each Fund's holdings and cash flow, will adjust a Fund's asset allocation within the target allocation to ensure broad diversification and to adjust to changes in market conditions. However, as a general matter, there will not be large, sudden changes in a Fund's asset allocation.

* This structure is sometimes called a "master/feeder" structure. Each of the different series of the Quantitative Master Series Trust is advised by Fund Asset Management, L.P. As discussed below, each Fund will limit its investment in each of the master series of the Quantitative Master Series Trust so that the Nationwide funds in the aggregate own no more than three percent of any master series until Nationwide Mutual Funds receives an exemptive order from the Securities and Exchange Commission permitting a Nationwide fund to invest in the master series in greater amounts.

THE AGGRESSIVE FUND

To pursue its goal of maximizing total investment return primarily through growth of capital, the Aggressive Fund's allocation focuses on stock investments, both U.S. and international. The Aggressive Fund is generally appropriate for investors who want to maximize long-term returns and who have a higher tolerance for possible short-term losses. Shorter term allocations may vary from the target allocation; however, the investment strategy should approximate the target allocation mix over longer investment periods.

                                            TARGET ALLOCATION
ALLOCATION                                  MIX
-------------------------------     ------------------------------
  U.S. Stocks                               60%
  International Stocks                      35%
  Bonds                                      5%
                                           ----
     TOTAL ALLOCATION                      100%
                                           ===

  For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

THE MODERATELY AGGRESSIVE FUND

To pursue its goal of maximizing total investment return, the Moderately Aggressive Fund's allocation is weighted toward stock investments, while including some bonds and short term investments to reduce volatility. The Moderately Aggressive Fund is generally appropriate for moderate investors who seek high returns over the long-term but who are more sensitive to possible short-term losses. Shorter term allocations may vary from the target allocation; however, the investment strategy should approximate the target allocation mix over longer investment periods.


                                            TARGET ALLOCATION
ALLOCATION                                  MIX
-------------------------------     ------------------------------
U.S. Stocks                                 50%
  International Stocks                      30%
Bonds                                       15%
Short-term Investments                       5%
                                           ---
     TOTAL ALLOCATION                      100%
                                           ===

For more information about the Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

THE MODERATE FUND

To pursue its goal of maximizing total investment return through growth of capital and income, the Moderate Fund's allocation is weighted toward stock investments while including a substantial portion in bonds and short term investments to add income and reduce volatility. The Moderate Fund is generally appropriate for moderate investors who are willing to accept more risk than more conservative investors, but who are not willing to accept the short term risk associated with achieving a longer-term return dramatically above the inflation rate. Shorter term allocation may vary from the target allocation; however, the investment strategy should approximate the target allocation over longer investment periods.

                                      TARGET
ALLOCATION                            ALLOCATION MIX
---------------------------           ----------------
U.S. Stocks                                45%
International Stocks                       15%
Bonds                                      30%
Short Term Investments                     10%
                                          ----
     TOTAL ALLOCATION                     100%
                                          ====

For more information about the Fund's investment strategy, please read "More About the Funds and "Principal Investment Strategies."

THE MODERATELY CONSERVATIVE FUND

To pursue its goal of maximizing total investment return through income and, secondarily, through long term growth of capital, the Moderately Conservative Fund's allocation is weighted toward bond investments and short-term investments while including substantial stock investments for long term growth. The Moderately Conservative Fund is generally appropriate for moderate investors who are seeking generally lower fluctuations in principal combined with some of the upside potential of equity investments over an investment time horizon of between 5 and 10 years. The Moderately Conservative Fund is also appropriate for more conservative investors who have an investment time horizon of between 10 and 15 years and for more aggressive investors whose investment time horizon is less than 5 years. Shorter term allocations may vary from the target allocation; however, the investment strategy should approximate the target allocation mix over longer investment periods.

                                      TARGET
ALLOCATION                            ALLOCATION MIX
---------------------------           ----------------
U.S. Stocks                                30%
International Stocks                       10%
Bonds                                      35%
Short Term Investments                     25%
                                          ----
     TOTAL ALLOCATION                     100%
                                          ====

For more information about the Fund's investment strategy, please read "More About the Funds and "Principal Investment Strategies."

THE CONSERVATIVE FUND

To pursue its goal of maximizing total investment return through income and, secondarily, through long term growth of capital, the Conservative Fund's allocation focuses on bonds and short-term investments while including some stock investments for long-term growth. The Conservative Fund is generally appropriate for investors who are seeking low fluctuations in principal over an investment time horizon of less than 5 years. The Conservative Fund is also appropriate for more conservative investors who have an investment time horizon of between 5 and 10 years. Shorter term allocations may vary from the target allocation; however, the investment strategy should approximate the target allocation over longer investment periods.

                                      TARGET
ALLOCATION                            ALLOCATION MIX
---------------------------           ----------------
U.S. Stocks                                15%
International Stocks                        5%
Bonds                                      50%
Short Term Investments                     30%
                                          ----
     TOTAL ALLOCATION                     100%
                                          ====

For more information about the Fund's investment strategy, please read "More About the Funds and "Principal Investment Strategies."

PRINCIPAL RISKS

Because the value of an investment in a Fund will fluctuate, there is the risk that a shareholder will lose money. An investment will decline in value if the value of a Fund's investments decreases.

FUND RISK

PERFORMANCE RISK. The assets of each Fund are invested primarily in Underlying Funds, which means that the investment performance of each Fund is directly related to the investment performance of the Underlying Funds held by the Fund. The ability of a Fund to meet its investment objective depends upon the allocation of the Fund's assets among the Underlying Funds and the ability of the Underlying Funds to meet their own investment objectives. It is possible that an Underlying Fund's manager will fail to execute the Underlying Fund's investment strategies effectively. As a result, an Underlying Fund may not meet its investment objective, which would affect a Fund's investment performance. There can be no assurance that the investment objective of any Fund or any Underlying Fund will be achieved.

UNDERLYING FUNDS RISKS

Like any investment program, an investment in a Fund entails certain risks. The Funds, however, are designed to help spread risk and reduce swings in performance through a comprehensive allocation program of investing in several Underlying Funds and, for certain Funds, the Nationwide Contract. The Funds invest primarily in Underlying Funds, which are index funds. Index funds employ a passive management approach which is expected to result in performance which is approximately the same as that of the index. Because the Underlying Funds as a group invest in different combinations of stocks, bonds and short-term instruments, the Funds are subject to different levels and combinations of risk, including, depending on the particular Fund, stock market risk, bond market risk (primarily interest rate risk and credit risk), selection risk, the risk of inflation and foreign risk.

STOCK MARKET RISK. Stock market risk is the risk that a Fund could lose value if the individual stocks in which the Underlying Funds have invested or the overall stock market goes down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. The stock market as a whole is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

INTEREST RATE RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by an Underlying Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer's financial condition changes, which may cause such issuer's debt securities to lose value.

INFLATION RISK. There is also inflation risk, which affects the value of fixed-rate investments such as debt securities. If an Underlying Fund buys debt securities when inflation and interest rates are low, the value of these debt securities could fall as inflation rises. This could happen as investors find debt securities with lower interest rates less attractive than debt securities that pay higher interest rates. Underlying Funds may be also subject to liquidity risk, which is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

SELECTION RISK. Selection risk is the risk that an index fund's investments, which may not fully replicate the index, may perform differently from securities in the index.

FOREIGN RISK. Foreign risk includes the risk of investing in foreign equity securities of companies whose primary trading markets are located outside of the United States, including the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may be less liquid and harder to value than U.S. securities. In addition, foreign securities are subject to significant changes in value due to exchange rate fluctuations.

PERFORMANCE

No performance information is provided because each Fund had not commenced operations as of December 31, 1999.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.


                                            Fee Table
                                          Class A Shares
                                          --------------

                                                 Moderately               Moderately
                                    Aggressive   Aggressive   Moderate    Conservative   Conservative
                                    Fund         Fund         Fund        Fund           Fund
                                    ----         ----         ----        ----           ----

Shareholder Fees/1/ (fees paid directly from your investment)
Maximum Sales Charge
 (Load) Imposed on
 Purchases/2/ (as a
 percentage of offering price)      5.75%        5.75%        5.75%        5.75%          5.75%
-----------------------------------------------------------------------------------------------------
Maximum Deferred Sales
 Charge (Load) (as a
 percentage
 of offering or sale
 price, whichever is less)          None/3/      None/3/      None/3/      None/3/        None/3/
-----------------------------------------------------------------------------------------------------
Annual Fund Operating
Expenses (expenses that
are deducted from Fund assets)
Management Fees/4/                  0.13%        0.13%        0.13%        0.13%          0.13%
-----------------------------------------------------------------------------------------------------




Distribution [and/or
 Service] (12b-1) Fees               .25%         .25%         .25%         .25%           .25%
-----------------------------------------------------------------------------------------------------
Other Expenses/4/                   0.69%        0.69%        0.69%        0.69%          0.69%
-----------------------------------------------------------------------------------------------------
Total Annual Fund
 Operating Expenses/5/              1.07%        1.07%        1.07%        1.07%          1.07%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------


/1/ If you buy and sell shares through a broker or agent, they may also charge you a transaction fee.

/2/ As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares - Buying Shares - Class A sales charge."

/3/ A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without sales charges."

/4/ Because the Funds are new and do not yet have any operating history, "Other Expenses" are based upon estimates for the current fiscal year.

/5/ Because the Funds were established on ______________, 2000 and have no operating history, the management fee is the fee to which the Adviser is entitled under its contract with the Funds, and any applicable distribution and service fees are the maximum rates that can be charged under the Distribution Plan. "Other Expenses" are estimates of the other operating expenses (without taking into account any expense limitation arrangement between the Adviser and the Funds) based on estimates for the Fund's first fiscal year ending October 31, 2000. At least through October 31, 2000, the Adviser has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 0.71% for Class A shares. This waiver of management fees or reimbursement of other expenses is subject to a possible reimbursement by the Fund within five years of the Fund's commencement of operations if the reimbursement by the Fund can be implemented within the annual expense limitation described above.


                                            Fee Table
                                          Class B Shares
                                          --------------

                                                 Moderately               Moderately
                                    Aggressive   Aggressive   Moderate    Conservative   Conservative
                                    Fund         Fund         Fund        Fund           Fund
                                    ----         ----         ----        ----           ----

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering price)      None         None         None         None           None
-----------------------------------------------------------------------------------------------------
Maximum Deferred Sales
 Charge (Load) (as a
 percentage
 of offering or sale
 price, whichever is less)          5.00%/1/     5.00%/1/     5.00%/1/     5.00%/1/       5.00%/1/
-----------------------------------------------------------------------------------------------------
Annual Fund Operating
Expenses (expenses that
are deducted from Fund assets)


Management Fees                     0.13%        0.13%        0.13%        0.13%          0.13%
-----------------------------------------------------------------------------------------------------
Distribution and/or
 Service (12b-1) Fees               1.00%        1.00%        1.00%        1.00%          1.00%
-----------------------------------------------------------------------------------------------------
Other Expenses/2/                   0.69%        0.69%        0.69%        0.69%          0.69%
-----------------------------------------------------------------------------------------------------
Total Annual Fund
 Operating Expenses/3/              1.82%        1.82%        1.82%        1.82%          1.82%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

/1/ A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Shares - Buying Shares - Contingent deferred sales charge (CDSC) on Class B shares."

/2/ Because the Funds are new and do not yet have any operating history, "Other Expenses" are based upon estimates for the current fiscal year.

/3/ Because the Funds were established on ______________, 2000 and have no operating history, the management fee is the fee to which the Adviser is entitled under its contract with the Funds, and any applicable distribution and service fees are the maximum rates that can be charged under the Distribution Plan. "Other Expenses" are estimates of the other operating expenses (without taking into account any expense limitation arrangement between the Adviser and the Funds) based on estimates for the Fund's first fiscal year ending October 31, 2000. At least through October 31, 2000, the Advisor has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.31% for Class B shares. This waiver of management fees or reimbursement of other expenses is subject to a possible reimbursement by the Fund within five years of the Fund's commencement of operations if the reimbursement by the Fund can be implemented within the annual expense limitation described above.


                                                           Service Class
                                    -----------------------------------------------------------------
                                                 Moderately               Moderately
                                    Aggressive   Aggressive   Moderate    Conservative   Conservative
                                    Fund         Fund         Fund        Fund           Fund

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge
 (Load) Imposed on
 Purchases (as a
 percentage of offering price)      None         None         None        None           None
-----------------------------------------------------------------------------------------------------
Maximum Deferred Sales
 Charge (Load) (as a
 percentage
 of offering or sale
 price, whichever is less           None         None         None        None           None
-----------------------------------------------------------------------------------------------------
Annual Fund Operating
Expenses (expenses that
are deducted from Fund
assets)
Management Fees                     0.13%        0.13%        0.13%       0.13%          0.13%
-----------------------------------------------------------------------------------------------------


Distribution and/or
 Service (12b-1) Fees               0.25         0.25         0.25        0.25           0.25
-----------------------------------------------------------------------------------------------------
Other Expenses/1/                   0.57%        0.57%        0.57%       0.57%          0.57%
-----------------------------------------------------------------------------------------------------
Total Annual Fund
 Operating Expenses/2/              0.97%        0.97%        0.97%       0.97%          0.97%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------


/1/ Because the Funds are new and do not yet have any operating history, "Other Expenses" are based upon estimates for the current fiscal year.


/2/ Because the Funds were established on ______________, 2000 and have no operating history, the management fee is the fee to which the Adviser is entitled under its contract with the Funds. "Other Expenses" are estimates of the other operating expenses (without taking into account any expense limitation arrangement between the Adviser and the Funds) based on estimates for the Fund's first fiscal year ending October 31, 2000. At least through October 31, 2000, the Adviser has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 0.61% for Service Class shares. This waiver of management fees or reimbursement of other expenses is subject to a possible reimbursement by the Fund within five years of the Fund's commencement of operations if the reimbursement by the Fund can be implemented within the annual expense limitation described above.


This example shows what you could pay in expenses over time. You can also use this example to compare the cost of a Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                   1 Year       3 Years
Aggressive Fund
   Class A                          $678         $896
   Class B (with redemption)        $685         $873
   Service Class                    $ 99         $309
------------------------------------------------------------
Moderately Aggressive Fund
   Class A                          $678         $896
   Class B (with redemption)        $685         $873
   Service Class                    $ 99         $309
------------------------------------------------------------
Moderate Fund
   Class A                          $678         $896
   Class B (with redemption)        $685         $873
   Service Class                    $ 99         $309
------------------------------------------------------------

Moderately Conservative Fund
   Class A                          $678         $896
   Class B (with redemption)        $685         $873
   Service Class                    $ 99         $309
------------------------------------------------------------
Conservative Fund
   Class A                          $678         $896
   Class B (with redemption)        $685         $873
   Service Class                    $ 99         $309

You would pay the following expenses on the same investment if you did not sell your shares:

                                                1 Year       3 Years
Aggressive Fund - Class B                        $185         $573
Moderately Aggressive Fund - Class B             $185         $573
Moderate Fund - Class B                          $185         $573
Moderately Conservative Fund - Class B           $185         $573
Conservative Fund - Class B                      $185         $573

MORE ABOUT THE FUNDS

PURPOSE OF THE INVESTOR DESTINATIONS SERIES

The Funds are designed:

- To help achieve an investor's retirement savings objectives through asset allocation

- To maximize long-term total returns at an acceptable level of risk

- To allow for easy asset allocation by reducing the need to monitor ongoing allocation of assets.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances, and financial circumstances. Through exchanges among the Funds, investors can adjust their investment strategies when one or more of these factors change. Most investors will move into progressively more conservatively managed Funds as they near retirement or other investment goals.

PRINCIPAL INVESTMENT STRATEGIES

The Investor Destinations Series are designed to provide diversification across major asset classes over time as described in the Fund Summaries. Diversification is achieved by investing primarily in a combination of Underlying Funds using indexing strategies or in Underlying Funds investing in short term securities. Funds which invest in other funds are sometimes called "fund of funds". The Underlying Funds typically invest in the securities included in the index they are tracking and seek to replicate the performance of that index. Each Underlying Fund focuses on a different market segment. Set forth below are the Nationwide funds for corresponding asset class and the indices they seek to track, listed according to their corresponding category in the Fund's asset allocation:

ASSET CLASS                           UNDERLYING FUND AND, IF APPLICABLE, INDEX
--------------------------------------------------------------------------------
U.S. STOCKS                           NATIONWIDE S&P 500 FUND. Seeks to track
LARGE-CAP STOCKS                      the S&P 500 Index,(R) a widely recognized
                                      index maintained by Standard & Poor's that includes 500 U.S. large-cap stocks.

                                      NATIONWIDE MID-CAP INDEX FUND.* Seeks to
MID-CAP STOCKS                        track the S & P Mid-Cap 400 Index, which
                                      includes 400 common stocks issued by U.S.
                                      mid-capitalization companies.


                                      NATIONWIDE SMALL CAP INDEX FUND.* Seeks to
SMALL-CAP STOCKS                      track the Russell 2000 Index, which
                                      includes 2000 common stocks issued by
                                      smaller U.S. capitalization companies.
--------------------------------------------------------------------------------
INTERNATIONAL STOCKS                  NATIONWIDE INTERNATIONAL INDEX FUND.*
                                      Seeks to track the Morgan Stanley EAFE
                                      Index, (R) which includes stocks of
                                      companies located, or whose stocks are
                                      traded on exchanges in, 20 European and
                                      Pacific Basin countries.
--------------------------------------------------------------------------------
BONDS                                 NATIONWIDE BOND INDEX FUND.* Seeks to
                                      track the Lehman Brothers Aggregate Bond
                                      Index, which includes a broad-based mix of
                                      U.S. investment-grade bonds with
                                      maturities greater than one year.
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                           MORLEY ENHANCED INCOME FUND
                                                 NATIONWIDE MONEY MARKET FUND
                                                             NATIONWIDE CONTRACT

* Each of these Underlying Funds invests in a corresponding series of the Quantitative Master Series (each, a "master series"). Each master series is considered to be an Unaffiliated Fund; therefore, the percentage of each master series owned by the Funds indirectly will be monitored and limited to comply with applicable Securities and Exchange Commission limitations.

In addition to the Nationwide funds listed above, each Fund may invest in mutual funds that are advised by investment advisers other than the Adviser. These mutual funds - called Unaffiliated Funds in this Prospectus-will be chosen to complement the Nationwide funds, to further diversify each Fund and to meet regulatory requirements. Nationwide Mutual Funds has filed an exemptive application with the Securities and Exchange Commission which, if granted, would allow each Fund to increase the percentage that it may own of an Unaffiliated Fund. Until Nationwide Mutual Funds receives such an order, it will limit its investment in any Unaffiliated Fund, including a master series so that the Nationwide funds in the aggregate own no more than three percent of the Unaffiliated Fund. It is anticipated that the Funds may need to invest in additional Unaffiliated Funds until such an order is granted.

Set forth below is each Fund's target allocation of its underlying investments. Actual allocation may vary over short periods; however, the strategy should approximate the target allocation over longer investment periods.

UNDERLYING                AGGRESSIVE      MODERATELY         MODERATE         MODERATELY       CONSERVATIVE
INVESTMENTS               FUND            AGGRESSIVE FUND    FUND             CONSERVATIVE     FUND
                                                                              FUND
--------------------- ---------------- ------------------ ---------------- ---------------- ---------------
EQUITY FUNDS:
--------------------- ---------------- ------------------ ---------------- ---------------- ---------------
International             35%              30%                15%               10%               5%
Index Funds
--------------------- ---------------- ------------------ ---------------- ---------------- ---------------
Mid Cap Index Funds      ___%             ___%               ___%             ____%             ___%
--------------------- ---------------- ------------------ ---------------- ---------------- ---------------
Small Cap                 15%              10%                10%                5%               0%
Index Funds
--------------------- ---------------- ------------------ ---------------- ---------------- ---------------
S&P 500                   45%              40%                35%               25%              15%
Index Funds
--------------------- ---------------- ------------------ ---------------- ---------------- ---------------
BOND FUNDS:
--------------------- ---------------- ------------------ ---------------- ---------------- ---------------
Bond                       5%              15%                25%               35%              35%
Index Funds
--------------------- ---------------- ------------------ ---------------- ---------------- ---------------
SHORT TERM INVESTMENTS:
--------------------- ---------------- ------------------ ---------------- ---------------- ---------------
Morley Enhanced            0%             2.5%               7.5%             12.5%            22.5%
Income Fund
--------------------- ---------------- ------------------ ---------------- ---------------- ---------------
Nationwide Money           0%               0%                 0%                0%               0%
Market Fund
--------------------- ---------------- ------------------ ---------------- ---------------- ---------------
NATIONWIDE CONTRACT:       0%             2.5%               7.5%             12.5%            22.5%
--------------------- ---------------- ------------------ ---------------- ---------------- ---------------
TOTAL
ALLOCATION               100%             100%               100%              100%             100%
--------------------- ---------------- ------------------ ---------------- ---------------- ---------------

PRINCIPAL INVESTMENT TECHNIQUES
The following investment techniques may be used to increase return, protect assets or diversify investments.

UNDERLYING FUNDS

Each Fund invests primarily, or in the case of The Aggressive Fund completely, in other mutual funds representing different combinations of Equity Funds and Bond Funds. The Underlying Funds present varying degrees of potential investment risks and rewards based upon their own investment objectives and strategies. Depending on the investment objectives and strategies of an Underlying Fund, additional risks may be created by a Fund's investment in the Underlying Fund. Some, but not all, of the investment strategies used by the Underlying Funds and the risks of the Underlying Funds are described in the Statement of Additional Information.

Because some of the assets of each Fund will be invested in the Nationwide funds and the Nationwide contract. The Adviser is subject to various conflicts of interest because each of the Funds is a "fund of funds" and because either the Adviser or UBT is the investment adviser to both the Funds and the Nationwide funds.

An investor generally could invest in an Underlying Fund directly. Because an investor is investing in the Underlying Funds indirectly through the Investor Destinations Series, he or she will pay a proportionate share of the expenses of the Underlying Funds (including management, administration, distribution, and custodian fees) as well as the expenses of the Fund. The Underlying Funds will not charge any sales load when selling shares to the Funds.

The Equity Funds include:

NATIONWIDE INTERNATIONAL INDEX FUND

The Nationwide International Index Fund seeks to match the performance of the Morgan Stanley Capital International EAFE Capitalization Weighted Index (the "EAFE Index") as closely as possible before the deduction of Fund expenses. The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE index are selected from among the larger capitalization companies in these markets. The weighting of the EAFE index is based on the market capitalization of each of the countries in the index. The International Index Fund invests in a statistically selected sample of equity securities included in the EAFE Index and in derivative instruments linked to the EAFE Index. The International Index Fund may not invest in all of the countries, or all of the companies within a country, represented in the EAFE Index, or in the same weightings as in the EAFE Index. The International Index Fund will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the EAFE Index as a whole. The International Index Fund may also engage in securities lending.

As a feeder fund, Nationwide International Index Fund invests in a master fund of the Quantitative Master Series Trust with the characteristics described above.

NATIONWIDE MID CAP MARKET INDEX FUND

The Nationwide Mid Cap Market Index Fund seeks to match the performance of the Standard & Poor's Mid Cap 400 Index (the "S&P 400")* as closely as possible before the deduction of Fund expenses. The S&P 400 is composed of 400 common stocks issued by U.S. mid-capitalization companies in a wide range of businesses. The S&P 400 is a market-weighted index and is generally considered broadly representative of the performance of publicly traded U.S. mid-capitalization stocks.

The Mid Cap Market Index Fund invests in the common stocks in the S&P 400 in roughly the same proportions as their weightings in the S&P 400 and in derivative instruments linked to the S&P 400. The Mid Cap Market Index Fund may not invest in all of the common stocks in the S&P 400, or in the same weightings as in the S&P 400. At those times, the Mid Cap Market Index Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 400 as a whole. The Fund may also engage in securities lending.

As a feeder fund, Nationwide Mid Cap Market Index Fund invests in a master fund of the Quantitative Master Series with the characteristics described above.

NATIONWIDE SMALL CAP INDEX FUND

The Nationwide Small Cap Index Fund seeks to match the performance of the Russell 2000 Index (the Russell 2000") as closely as possible before the deduction of Fund expenses. The Russell 2000 is a market-weighted index composed of approximately 2,000 common stocks issued by smaller-capitalization U.S. companies in a wide range of businesses. The Small Cap Index Fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Small Cap Index Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Small Cap Index Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole. The Small Cap Index Fund may also engage in securities lending.

As a feeder fund, Nationwide Small Cap Index Fund invests in a master fund of the Quantitative Master Series Trust with the characteristics described above.

NATIONWIDE S&P 500 INDEX FUND

The Nationwide S&P 500 Index Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks, as represented by the Standard & Poor's 500 Composite Stock Price Index. * The S&P 500 is a marketed-weighted index composed of 500 selected common stocks chosen by Standard & Poor's ("S&P") based on a number of factors including industry group representation, market value,economic sector and operating/financial condition. The S&P 500 Index Fund will be substantially invested in securities in the S&P 500, and will invest at least 80% of its assets in securities or other financial instruments in, or correlated with, the S&P 500. The S&P 500 Index Fund may not invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. Because the S&P 500 Index Fund seeks to invest in assets whose performance matches the performance of the S&P, it is a non-diversified fund. The S&P 500 Index Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole. The S&P 500 is composed of 500 selected common stocks as determined by Standard & Poor's, most of which are listed on the New York Stock Exchange. The S&P is generally considered broadly representative of the performance of publicly traded U.S. larger-capitalization stocks, although a small part of the S&P 500 is made up of foreign companies which have a large presence in the U.S. Standard & Poor's selects a stock for the S&P 500 based on the index's criteria; it does not evaluate whether any particular stock is an attractive investment. Standard & Poor's updates the S&P 500 periodically, at which time there may be substantial changes in the composition of the index (and consequently, significant turnover in the S&P 500 Index Fund).

* "Standard & Poor's", "S&P", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. For further information regarding the trademark licenses, see the Statement of Additional Information.

The Bond Funds include:

NATIONWIDE BOND INDEX FUND

The Nationwide Bond Index Fund seeks to match the performance of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index") as closely as possible before the deduction of Bond Index Fund expenses. The Aggregate Bond Index is composed primarily of dollar-denominated investment grade bonds of different types. The Bond Index Fund invests in a statistically selected sample of bonds that are included in or correlated with the Aggregate Bond Index, and in derivative instruments linked to the Aggregate Bond Index. The Bond Index Fund may not invest in all of the bonds in the Aggregate Bond Index, or in the same weightings as in the Aggregate Bond Index. The Bond Index Fund may invest in bonds not included in the index, but which are selected to reflect characteristics such as maturity, duration, or credit quality similar to bonds in the index. This may result in different levels of interest rate, credit or prepayment risks from the levels of risks in the Aggregate Bond Index. The Aggregate Bond Index is composed of a variety of dollar-denominated investment grade bonds, including bonds issued by the U.S. Government and foreign governments and their agencies, and bonds issued by the U.S. or foreign companies, among others. The Bond Index Fund may also engage in securities lending.

As a feeder fund, Nationwide Bond Index Fund invests in a master fund of the [Quantitative Master Series Trust] with the characteristics described above.

Shorter-Term Investments include:

MORLEY ENHANCED INCOME FUND

The Morley Enhanced Income Fund seeks to provide a high level of current income while preserving capital and minimizing market fluctuations in an investor's account value. To achieve its goals, under normal market conditions, the Enhanced Income Fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, as well as by corporations. The Enhanced Income Fund also purchases mortgage-backed and asset-backed securities. The debt securities in which the Enhanced Income Fund invests pay interest on either a fixed-rate or variable-rate basis. The Enhanced Income Fund will be managed so that its duration will be between 0.5 and 2.0 years. Depending on market conditions, the Enhanced Income Fund may also enter into book value maintenance agreements ("wrap contracts") with one or more highly rated financial institutions for the purpose of maintaining some of the Enhanced Income Fund's assets at a stable book value. The Enhanced Income Fund's portfolio managers expect that careful selection of securities, relatively short portfolio duration, and the potential availability and use of wrap contracts will enable the Enhanced Income Fund to meet its investment objective of limited fluctuation of the Enhanced Income Fund's net asset value, although there can be no guarantee that the Fund will meet its objectives.

NATIONWIDE MONEY MARKET FUND

Nationwide Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. It seeks to achieve this objective by investing in high-quality money market obligations maturing in 397 days or less, including corporate obligations, U.S. government and agency bonds, bills and notes, the obligations of foreign governments, and the obligations of U.S. banks and U.S. branches of foreign banks if they are denominated in U.S. dollars. The Nationwide Money Market Fund may also invest in floating-and adjustable-rate obligations and asset-backed commercial paper. Typically, the Nationwide Money Market Fund's dollar-weighted average maturity will be 90 days or less.

The Nationwide Money Market Fund invests in securities which the portfolio manager believes to have the best return potential. Because the Nationwide Money Market Fund invests in short-term securities, it will generally sell securities only to meet liquidity needs to maintain target allocations and to take advantage of more favorable opportunities.

THE NATIONWIDE CONTRACT

Each of the Funds (except the Aggressive Fund) will invest in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company ("Nationwide"). This contract has a stable principal value and will pay each Fund holding a contract a fixed rate of interest. The fixed interest rate must be at least 3.50%, but may be higher. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because of the guaranteed nature of the contract, the Funds holding a contract will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund's performance may be hurt by its investment in the Nationwide Contract, the Adviser believes that the stable nature of the Nationwide Contract should reduce a Fund's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

OTHER INVESTMENT TECHNIQUES

The Statement of Additional Information contains additional information about the Funds and the Underlying Funds, including other investment techniques. To obtain a copy of the Statement of Additional Information, see the back cover page of the Prospectus.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, certain Underlying Funds may invest up to 100% of its assets in cash or money market obligations. Should this occur, an Underlying Fund may not meet its investment objectives and may miss potential market upswings.

MANAGEMENT

INVESTMENT MANAGER

Villanova Mutual Fund Capital Trust (the "Adviser"), Three Nationwide Plaza, Columbus, Ohio 43215, manages the investment of the assets and supervises the daily business affairs of the Funds, each of which is a series of Nationwide Mutual Funds (the "Trust"). The Adviser was organized in 1999 and provides investment advisory services to both the Trust and Nationwide Separate Account Trust. As of September 30, 1999, the Adviser had approximately $12.65 billion in assets under management.

The Adviser initially allocates each Fund's assets among the Underlying Funds and the Nationwide Contract as described above. The Adviser monitors these allocations and the assumptions upon which they were made. The Adviser also monitors market conditions and other factors that could influence these allocations.

The annual management fee payable by the Funds to the Adviser, expressed as a percentage of the Funds' average daily net assets, is as follows:


FUND                                        FEE
---------                                   -----
The Aggressive Fund                         0.13%
The Moderately Aggressive Fund              0.13%
The Moderate Fund                           0.13%
The Moderately Conservative Fund            0.13%
The Conservative Fund                       0.13%

The Adviser has agreed to be responsible for all expenses of each Fund (except for extraordinary expenses such as litigation or extraordinary audit expenses) in exchange for this fee.

Each Fund, as a shareholder of the Underlying Funds, indirectly bears its proportionate share of any investment management fees and other expenses of the Underlying Funds. The Adviser believes, and the Board of Trustees has determined, that the management fees paid by the Funds are for services that are in addition to -- not duplicative of -- the services provided to the Underlying Funds. These services include the asset allocation and monitoring functions provided by the Adviser.


The Fund is managed by a team of portfolio managers and research analysts which is supervised by William H. Miller, Sr. Portfolio Manager and Interim Chief Investment Officer of VMF. The team, working closely with Mr. Miller, will determine how each Fund's assets will be invested in the Underlying Funds pursuant to the investment objective and policies of each Fund and will make recommendations to the Board of Trustees concerning changes to (a) the Underlying Funds in which the Funds may invest, (b) the percentage range of assets that may be invested by each Fund in any one Underlying Fund and (c) the percentage range of assets of any Fund that may be invested in the Nationwide Contract. Prior to July 1999 when Mr. Miller joined VMF, he held the following positions: Senior Portfolio Manager, Putnam Investments (1997-1999); Vice President and Assistant Portfolio Manager Delaware Management Company (1994-1997); and Vice President and Investment Manager, Rutherford Capital Management (1985-1994).



BUYING, SELLING AND EXCHANGING FUND SHARES

CHOOSING A SHARE CLASS


As noted in the Fund Summaries, each Fund offers different share classes to give investors different price and cost options. Class A and Class B Shares of the Funds are available to all investors; Service Class shares are available to a limited group of institutional investors.

With Class A shares, you pay a sales charge (known as a front-end sales charge) when you purchase the shares; and with Class B shares you pay a sales charge (known as a contingent deferred sales charge or CDSC) if you sell your shares within six years after purchase. Sales charges are paid to Nationwide Advisory Services, Inc. ("NAS"), the Fund's distributor.

Class A, Class B and Service Class shares pay distribution and/or service fees under a Distribution Plan. These fees are either retained by NAS or paid by NAS to brokers for distribution and shareholder services. Class A and Service Class shares may pay administrative service fee. These fees are paid to brokers and other entities who provide administrative support services to the beneficial owners of the shares.

If you want lower annual fund expenses, Class A shares (and Service Class shares if you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of sales charges. If you do not want to pay an up-front sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. As the Fund's principal distributor, NAS reserves the right to reject an order in excess of $100,000 for Class B shares and an order for Class B shares for Individual Retirement Accounts ("IRA accounts") for shareholders 70 1/2 years old and older.


When choosing a share class, consider the following:


Class A shares                                     Class B shares
-------------------------------------------------------------------------------------------
Front-end sales charge means that a portion        No front-end sales charge, so your full
of your initial investment goes toward the sales   investment immediately goes toward
charge, and is not invested                        buying shares
-------------------------------------------------------------------------------------------
Reductions and waivers of the sales charges        No reductions of the contingent deferred
available                                          sales charge available, but waivers
                                                   available
-------------------------------------------------------------------------------------------


Lower expenses than Class B shares means          Higher distribution and service fees
than higher dividends per share                   Class A and Service Class mean lower
                                                  dividends per share
----------------------------------------------------------------------------------------------
Conversion features are not applicable            After seven years, Class B shares convert
                                                  into Class A shares, which reduces your
                                                  future fund expenses
----------------------------------------------------------------------------------------------
No sales charges when shares are sold             Contingent deferred sales charges (CDSC)
back to the Fund                                  if shares sold within six years: 5% in the
                                                  first year, 4% in the second, 3% in the
                                                  third and fourth years, 2% in the fifth, and
                                                  1% in the sixth year


Service Class shares are currently offered to tax deferred retirement plans either directly or through a group annuity contract.

BUYING SHARES

--------------------------------------------------------------------------------
MINIMUM INVESTMENTS - CLASS A AND CLASS B SHARES

To open an account (per Fund)       $1000
Through the Automatic Asset         $  25
Accumulation plan per transaction
Additional investments              $ 100
(Per Fund)

If you purchase shares through an account at a broker (other than NAS), different minimum account requirements may apply.

MINIMUM INVESTMENTS - SERVICE CLASS SHARES


To open an account (per Fund)       $50,000
Additional investments (per Fund)   $ 5,000


These minimum investment requirements for Service Class shares do not apply to certain retirement plans. Call 1-800-848-0920 for more information.
--------------------------------------------------------------------------------

PURCHASE PRICE


The purchase or "offering price" price of each share of a Fund is its "net asset value" (or NAV) next determined after the order is received plus any applicable sales charges. A separate NAV is calculated for each class of shares of a Fund. Generally, NAV is based on the market value of the securities owned by a Fund. The NAV for a class of shares is determined by dividing the total market value of the securities owned by a Fund allocable to that class, less its liabilities, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern
Time) on each day the Exchange is open for trading.


The Funds do not determine NAV on the following days:

- Christmas Day

- New Year's Day

- Martin Luther King Jr. Day

- Presidents' Day

- Good Friday

- Memorial Day

- Independence Day

- Labor Day

- Thanksgiving Day

- other days when the New York Stock Exchange is not open


A Fund reserves the right not to determine NAV when:


- a Fund has not received any orders to purchase, sell, or exchange shares


- changes in the value of a Fund's portfolio do not affect the NAV


If market quotations are not available, or if Villanova SA Capital Trust ("VSA") as the Fund's administrator or its agent determines that the price of a security does not represent its fair value, these assets are valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's or an Underlying Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

When you purchase shares, your purchase price will be the offering price or NAV next determined after your order is received, plus any applicable sales load.

CLASS A SALES CHARGES

The charts below show the Class A sales charges, which decrease as the amount of your investment increases.

------------------------------------- ----------------------------------- -----------------------------------
         Amount of Purchase             Sales Charge as % of Offering      Sales Charge as % of Net Amount
                                                    Price                              Invested
------------------------------------- ----------------------------------- -----------------------------------
Less than $50,000                                   5.75%                               6.10%
------------------------------------- ----------------------------------- -----------------------------------
$50,000 to $99,999                                   4.50                                4.71
------------------------------------- ----------------------------------- -----------------------------------
$100,000 to $249,999                                 3.50                                3.63
------------------------------------- ----------------------------------- -----------------------------------
$250,000 to $499,999                                 2.50                                2.56
------------------------------------- ----------------------------------- -----------------------------------
$500,000 to $999,999                                 2.00                                2.04
------------------------------------- ----------------------------------- -----------------------------------
$1 million to $24, 999,999                           0.50                                0.50
------------------------------------- ----------------------------------- -----------------------------------
$25 million or more                                  0.25                                0.25
------------------------------------- ----------------------------------- -----------------------------------


REDUCTION AND WAIVER OF CLASS A SALES CHARGES

Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:


- INCREASE THE AMOUNT OF YOUR INVESTMENT. The preceding table shows how the sales charge decreases as the amount of your investment increases.

- FAMILY MEMBER DISCOUNT. Members of your family who live at the same address can combine investments, possibly reducing the sales charge.

- LIFETIME ADDITIONAL DISCOUNT. You can add the value of any of the Nationwide Mutual Funds Class A shares you already own with the value of the shares you are purchasing, which may reduce the applicable sales charge.

- INSURANCE PROCEEDS OR BENEFITS DISCOUNT PRIVILEGE. If you use the proceeds of an insurance policy issued by any member of the Nationwide Insurance Enterprise to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.

- NO SALES CHARGE ON A REPURCHASE. If you sell shares from your Nationwide account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and your reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.


- LETTER OF INTENT DISCOUNT. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of a Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.


WAIVER OF CLASS A SALES CHARGES


The Class A sales charges will be waived for purchases made by the following purchases:

Class A Shares sold to:


- Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with NAS to waive sales charges for those persons;

- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with NAS;

- Any person who pays for the shares with the proceeds of mutual fund shares sold from an NAS brokerage account. To qualify, you must have paid an initial sales charge on the shares sold. You must purchase the Class A shares within 60 days of the sale, and you must request the waiver when you purchase the Class A shares (NAS may require evidence that you qualify for this waiver);

- Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under sections 401(a), 403(b) or 457 of the Internal Revenue Code.

- Trustees and retired Trustees of Nationwide Mutual Funds (including its predecessor Trusts);

- Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of the Adviser, VSA, NAS and their affiliates;

- Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide

     Insurance or Nationwide Financial from time to time, (including but not limited to, Farmland Insurance Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farmers' Association, Ruralite Services, Inc., and Southern States Cooperative).


Additional investors eligible for sales charge waivers may be found in the Statement of Additional Information.

CONVERSION OF CLASS B SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same. We do the conversion on the first business day of the month following the seventh anniversary of the date of your purchase.

HOW TO PLACE YOUR PURCHASE ORDER


If you wish to purchase shares, you may purchase the shares using one of the methods below. Eligible entities wishing to purchase Service Class shares should contact NAS at 1-800-848-0920 for information regarding such purchases.


BY MAIL - Complete and mail the application with a check or money order made payable to: Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492. Payment must be made in U.S. dollars only and drawn on a U.S. bank. NAS will not accept third-party checks.


BY WIRE - You can request that your bank transmit funds ("federal funds") by wire to the Fund's custodian bank. In order to use this method, you must call NAS by 4 p.m. Eastern Standard Time, and the wire must be received by the custodian bank by close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to the Funds. Your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.


BY TELEPHONE (NAS NOW) - Call 1-800-637-0012, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use NAS NOW to make purchases.


THROUGH AN AUTHORIZED BROKER - NAS has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such a broker, your order will be placed at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with NAS.

BY ON-LINE ACCESS - Log on to our website http://www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of our funds as well as your own personal accounts. You may also perform transactions such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire or telephone as described in this Prospectus.

ADDITIONAL SHAREHOLDER SERVICES

Shareholders are entitled to a wide variety of services by contacting:

NAS NOW                                    1-800-637-0012
Our customized voice-response system,
available 24 hours a day, seven days a week

CUSTOMER SERVICE                           1-800-848-0920
Representatives are available to answer
questions between 8 a.m. and 5 p.m.
Eastern Standard Time

For additional information on buying shares and shareholder services, call our customer service number or contact your Nationwide representative.
SELLING SHARES


You can sell -- also known as redeeming -- your shares of the Funds at any time, subject to certain restrictions. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after NAS receives your properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares you sold may be more or less than their original purchase price depending upon the market value of the Fund's investments at the time of sale.

Side Bar Text:

Properly completed orders contain all necessary paperwork to authorize and complete the transaction. NAS may require all account holder signatures, updated account registration and bank account information and depending on circumstances, a signature guarantee.


Your order to sell shares can be made in writing or by telephone (if you authorized telephone transactions on your application). Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased by check may be delayed until the check clears, which may take up to 12 calendar days from the date of your purchase.

RESTRICTIONS ON SALES

You may not be able to sell your shares of the Funds or we may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if any emergency exists.

SIGNATURE GUARANTEE

A signature guarantee is required under the following circumstances:

- if a redemption is over $100,000,

- if your account registration has changed within the last 30 days,

- if the redemption check is made payable to anyone other than he registered shareholder,

- if the proceeds are sent to a bank account not previously designated or changed within the past 30 days, or

- if the proceeds are mailed to an address other than the address of record.

NAS reserves the right to require a signature guarantee in other circumstances, without notice.

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON CLASS A AND CLASS B SHARES


You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The sales charge applies if your sale causes the value of shares in your account to fall below the total amount of all purchase you made during the preceding six years. The sales charge is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. The amount of the sales charge will decrease as illustrated in the following chart:


Sale within   1 year  2 years  3years  4 years 5 years  6 years  7 years or more
--------------------------------------------------------------------------------
Sales Charge  5%      4%       3%      3%      2%       1%       0%

All purchases during the month are grouped together and will be treated as if made on the last day of the preceding month.

We do not impose a CDSC on Class B shares purchased through reinvested dividends and distributions. If you sell your Class B shares and reinvest the proceeds in Class B shares within 30 days, NAS will deposit an amount equal to any CDSC you paid into your account. We will also waive the CDSC if you sell shares following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability and for mandatory withdrawals from IRA accounts after age 70 1/2 years. For more information, see the Statement of Additional Information.

Under certain circumstances, employer-sponsored retirement plans investing in Class A shares without a sales charge (other than those investing in the Funds through variable insurance products) may be charged a CDSC if shares are redeemed within three years after purchase. The CDSC will be 1% for the first year, 0.50% for the second year and 0.25% for the third year.

HOW TO PLACE YOUR SALE ORDER


You can request the sale of your Class A or Class B shares in any of the ways below. A signature guarantee may be required under certain circumstances. Please refer to "Signature Guarantee" above. Eligible entities wishing to sell Service Class shares should contact NAS at 1-800-848-0920 for information regarding such sales.


BY TELEPHONE (NAS NOW) - Calling 1-800-637-0012 connects you to our automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use NAS NOW to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. You can call 1-800-848-0920 at 4 p.m. Eastern Standard Time to learn the day's closing share price.

Side Bar Text:

Capital gains taxes

If you sell Fund shares for more than you paid for them, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes -- Selling Fund Shares."

CUSTOMER SERVICE LINE - Unless you declined the telephone redemption privilege on your application. You can call and request a check payable to the shareholder of record be mailed to the address of record NAS can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined this option on your application. You can sell shares of your IRA by telephone if we receive the proper forms. The distribution from an IRA will be subject to a mandatory 10% federal withholding tax, unless you inform us not to withhold taxes. For additional information or to request the forms, please call the customer service line at 1-800-848-0920. The Funds will use procedures to confirm that telephone instructions are genuine. If the Funds act on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Funds will be held harmless for any loss, claims or liability arising from its compliance with the instructions. NAS may record telephone instructions to sell shares. The Funds reserve the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.


BY BANK WIRE - Your funds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. (This authorization will remain in effect until you give NAS written notice of its termination.) Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE ("ACH") - Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by NAS. Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give NAS written notice of its termination.)

BY MAIL OR FAX (NO MINIMUM) - Write a letter to Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492 or fax it to 614-249-8705. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must include your date of birth and indicate whether or not you want NAS to withhold federal income tax from your proceeds. Your sale of shares will be processed on the date NAS receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Standard Time, it will be processed the next business day. NAS reserves the right to require the original document if you fax your letter.


THROUGH AN AUTHORIZED BROKER - NAS has relationships with certain brokers or other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you have an account with such a broker, your redemption order will be priced at the NAV next determined after your order has been accepted by your broker or its designated intermediary. Your broker or financial intermediary may charge a fee for this service.

BY ON-LINE ACCESS - Log on to our website http://www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to sell Fund shares on this website at any time, in which case you may continue to sell shares by mail or wire as described in this Prospectus.

ACCOUNTS WITH LOW BALANCES - CLASS A AND CLASS B SHARES


We may sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $250. Before the account is closed, we will give you notice and allow you 90 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts. This does not apply to Automatic Asset Accumulation accounts.

For additional information on selling your shares, call our customer service line at 1-800-848-0920 or see your Nationwide representative.

DISTRIBUTION PLAN


In addition to the sales charges which you may pay for Class A and Class B shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate NAS as distributor for expenses associated with distributing its shares and providing shareholder services. NAS may pay all or some of this compensation to other brokers.


DISTRIBUTION AND SERVICE FEES

Under the Distribution Plan, the Funds pay NAS compensation accrued daily and paid monthly. The Funds shall pay amounts not exceeding an annual amount of:


Fund/Class                     As a % of daily net assets
------------------------------------------------------------------
       Class A shares          0.25% (distribution or service fee)
       Class B shares                    1.00% (0.25% service fee)
       Service shares          0.25% (distribution or service fee)


Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

EXCHANGING SHARES

You can exchange the shares you own for shares of another Fund within Nationwide Mutual Funds (except the Morley Capital Accumulation Fund) as long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new Fund meets the Fund's minimum investment requirement. For example, you cannot exchange Class A shares for Class B shares.

There is no sales charges for exchanges of Class B or Service Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies.

Side Bar Text:


CAPITAL GAINS TAXES


Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see "Distribution and Taxes -- Exchanging Fund Shares"

HOW TO PLACE YOUR EXCHANGE ORDER

You can request an exchange of shares in writing, by fax, by phone or by on-line access (see "Buying Shares -- How to place your purchase order" or the back cover for contact information). If you make your request in writing, please be sure all account owners sign the letter. Your exchange will be processed on the date NAS receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Standard Time, it will be processed the next day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling NAS NOW, our automated voice-response system or by logging on to our website. You will have automatic exchange privileges unless you request not to on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days written notice to shareholders.


EXCESSIVE TRADING


The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Specifically, exchange activity may be limited to ___ exchanges within a one year period. A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.






DISTRIBUTIONS AND TAXES


The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal taxes you may have to pay on this income. For up-to-date tax advice regarding your personal tax situation, please speak with your tax adviser.


DISTRIBUTIONS OF INCOME DIVIDENDS

Every quarter, the Funds distribute any available income dividends to shareholders. Income dividends are taxable to you as ordinary income for federal income tax purposes, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount of income dividends distributed to you will be reported in a Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account). For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

DISTRIBUTIONS OF CAPITAL GAINS

If a Fund has net realized capital gains at the end of the year (meaning the gains from sales of securities exceed any losses from sales), it will distribute this capital gain to shareholders in December. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. On Form 1099, we will report the amount of net short-term capital gains and net long-term capital gains distributed to you during the year. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 20%; short-term capital gains are taxed as ordinary income, such as interest or dividends. For the current capital gains tax rates, speak with your tax adviser.


REINVESTING DISTRIBUTIONS

All income and capital gains distributions will be reinvested in shares of the Fund. You may request a payment in cash in writing if distributions are in excess of $5. You are subject to tax on reinvested distributions. If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the applicable Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

You may be subject to federal backup withholding at a rate of 31% of each distribution unless you certify that the taxpayer identification number you gave us is correct, and that you are not subject to withholding. (We will, however, withhold taxes if the Internal Revenue Service notifies us that such certifications are not accurate, or as may otherwise be required under the Internal Revenue Code.)

Side Bar Text:

CHANGING YOUR DISTRIBUTION OPTION

If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

STATE AND LOCAL TAXES

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.

SELLING FUND SHARES

Selling Fund shares for more than you paid for them gives you a capital gain, which is subject to federal income tax. The amount of the tax depends on how long you held your shares. For individuals, long-term capital gains are currently taxed at a maximum rate of 20%; and short-term capital gains are taxed as ordinary income, such as interest or dividends. Capital gains from your sale of Fund shares is not reported on Form 1099; you or your tax adviser should keep track of your purchases, sales, and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.

EXCHANGING FUND SHARES

Exchanging your shares of one Fund for another Fund is considered a sale for income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you have capital gains, which are subject to the federal income taxes described above. If you exchange Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Funds.

INFORMATION FROM NATIONWIDE

Please read this Prospectus before investing. The following documents -- which may be obtained free of charge -- contain additional information about the
Funds:

- Statement of Additional Information (SAI) (incorporated by reference into this Prospectus)


- Annual Report (which contains a discussion of the market conditions and investment strategies that significantly affect the Fund's performance) (as available)

- Semi-Annual Report (as available)


FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Advisory Services, Inc.
P.O. Box 1492
Three Nationwide Plaza
Columbus, Ohio 43216-1492
(614) 249-8705 (fax)

FOR INFORMATION AND ASSISTANCE AND WIRE ORDERS:

1-800-848-0920 (toll free, 8 a.m. - 5 p.m. Eastern Time)

FOR 24-HOUR ACCOUNT ACCESS;

1-800-637-0012 (toll free)
Also visit the Nationwide Funds' Website at www.nationwidefunds.com

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION

Copies of Fund documents may be obtained from the Securities and Exchange Commission as follows:

IN PERSON:


Public Reference Room in Washington, D.C. (for their hours of operation, call 1-202-942-8090)


BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-6009

(The Securities and Exchange Commission charges a fee to copy any documents.)


ON THE EDGAR DATABASE VIA THE INTERNET:


http://www.sec.gov


BY ELECTRONIC REQUEST:

publicinfo@sec.gov

INVESTMENT COMPANY ACT FILE NO. 811-08495

                       STATEMENT OF ADDITIONAL INFORMATION



                                   MARCH __, 2000


                             NATIONWIDE MUTUAL FUNDS

                         NATIONWIDE SMALL CAP INDEX FUND
                      NATIONWIDE MID CAP MARKET INDEX FUND
                       NATIONWIDE INTERNATIONAL INDEX FUND
                           NATIONWIDE BOND INDEX FUND
                        (COLLECTIVELY, THE "INDEX FUNDS")



          INVESTOR DESTINATIONS AGGRESSIVE FUND (THE "AGGRESSIVE FUND") INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND (THE "MODERATELY AGGRESSIVE
                                     FUND")
            INVESTOR DESTINATIONS MODERATE FUND (THE "MODERATE FUND")
 INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND (THE "MODERATELY
                              CONSERVATIVE FUND")
        INVESTOR DESTINATIONS CONSERVATIVE FUND (THE "CONSERVATIVE FUND")
               (COLLECTIVELY, THE " INVESTOR DESTINATIONS SERIES")

         Nationwide Mutual Funds (the "Trust") is a registered open-end investment company consisting of 29 series as of the date hereof. This Statement of Additional Information relates to nine series of the Trust, consisting of the Index Funds and the Investor Destinations Series (each, a "Fund" and collectively, the "Funds").


         This Statement of Additional Information is not a prospectus but the Statement of Additional Information is incorporated by reference into the Prospectuses for the Funds. It contains information in addition to and more detailed than that set forth in the Prospectuses of the Index Funds dated December 30, 1999 and of the Investor Destinations Series dated March __, 2000 and should be read in conjunction with the Prospectuses. Terms not defined in this Statement of Additional Information have the meanings assigned to them in the Prospectuses. The Prospectuses may be obtained from Nationwide Advisory Services, Inc., P.O. Box 1492, Three Nationwide Plaza, Columbus, Ohio 43215, or by calling toll free 1-800-848-0920.

TABLE OF CONTENTS                                                          PAGE
-----------------                                                          ----

General Information and History.............................................1
Additional Information on Portfolio Instruments and Investment Policies.....1
Description of Portfolio Investments and Investment Policies................8
Investment Restrictions....................................................33
Trustees and Officers of the Trust.........................................35
Investment Advisory and Other Services.....................................37
Brokerage Allocation.......................................................52
Additional Information on Purchases and Sales..............................57
Valuation of Shares........................................................59
Investor Strategies........................................................61
Investor Privileges........................................................62
Investor Services..........................................................64
Fund Performance Advertising...............................................65
Additional Information.....................................................66
Additional General Tax Information.........................................68
Major Shareholders.........................................................72
Appendix A - Bond Ratings..................................................73

GENERAL INFORMATION AND HISTORY


         Nationwide Mutual Funds (the "Trust"), formerly Nationwide Investing Foundation III (NIF III), is an open-end management investment company organized under the laws of Ohio by a Declaration of Trust, dated as of October 30, 1997, as subsequently amended. The Trust currently offers shares in twenty-nine (29) separate series, each with its own investment objective. Each of the nine Funds discussed in this Statement of Additional Information is a non-diversified fund as defined in the Investment Company Act of 1940.


ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES


THIS STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT BOTH THE PRINCIPAL AND NON-PRINCIPAL INVESTMENT STRATEGIES AND POLICIES OF THE INDEX FUNDS.


THE INDEX FUNDS


         Each Index Fund's investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a specified securities index. Each Fund will seek to achieve its objective by investing all of its assets in the series (collectively, the "Series," and each, a "Series") of Quantitative Master Series Trust that has the same investment objective as the Fund. Each Fund's investment experience will correspond directly to the investment experience of the respective Series in which it invests. All investments will be made at the level of the Series. There can be no assurance that the investment objectives of the Funds will be achieved.


         The Funds' investment objectives are not fundamental policies and may be changed by the Board of Trustees of the Trust without shareholder approval. The Trustees may also change the target index of any Index Fund if they consider that a different index would facilitate the management of the Fund in a manner which better enables the Fund to seek to replicate the total return of the market segment represented by the current index.

         Small Cap Index Fund. The investment objective of the Small Cap Index Fund is to match the performance of the Russell 2000(R) Index (the "Russell 2000") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.


         The Fund seeks to achieve its investment objective by investing all of its assets in the Master Small Cap Series of Quantitative Master Series Trust ("Small Cap Series"), which has the same investment objective as the Fund.

         Mid Cap Market Index Fund. The investment objective of the Mid Cap Market Index Fund is to match the performance of the Standard & Poor's Mid Cap 400(R) Index (the "S&P 400")(1) as


--------

1 "Standard & Poor's", "S&P", "S&P 400", "Standard & Poor's 400", and "400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. See "Additional Information Concerning the Indices" herein for more information.

closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.


         The Fund seeks to achieve its investment objective by investing all of its assets in the Master Mid Cap Series of Quantitative Master Series Trust ("Mid Cap Series"), which has the same investment objective as the Fund.

         Bond Index Fund. The investment objective of the Bond Index Fund is to match the performance of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.


         The Fund seeks to achieve its investment objective by investing all of its assets in the Master Aggregate Bond Series of Quantitative Master Series Trust ("Aggregate Bond Series"), which has the same investment objective as the Fund. The following supplements the information contained in the Prospectus regarding the investment policies of the Bond Index Fund.


         The Aggregate Bond Index is composed primarily of dollar-denominated investment grade bonds in the following classes: U.S. Treasury and agency securities, U.S. corporate bonds, foreign corporate bonds, foreign sovereign debt (debt securities issued or guaranteed by foreign governments and governmental agencies), supranational debt (debt securities issued by entities, such as the World Bank, constituted by the governments of several countries to promote economic development) and mortgage-backed securities with maturities greater than one year. Corporate bonds contained in the Aggregate Bond Index represent issuers from various industrial sectors.

         The Bond Index Fund may invest in U.S. Treasury bills, notes and bonds and other "full faith and credit" obligations of the U.S. Government. The Bond Index Fund may also invest in U.S. Government agency securities, which are debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. "Agency" securities may not be backed by the "full faith and credit" of the U.S. Government. U.S. Government agencies may include the Federal Farm Credit Bank, the Resolution Trust Corporation and the Government National Mortgage Association. "Agency" obligations are not explicitly guaranteed by the U.S. Government and so are perceived as somewhat riskier than comparable Treasury bonds.

         Because the Aggregate Bond Index is composed of investment grade bonds, the Bond Index Fund will invest in corporate bonds rated investment grade i.e., those rated at least Baa3 by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P"), the equivalent by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, of equal quality in the opinion of Fund Asset Management, L.P. as the investment adviser to the Series ("Fund Asset Management"). Corporate bonds ranked in the fourth highest rating category, while considered "investment grade", have more speculative characteristics and are more likely to be downgraded than securities rated in the three highest ratings categories. In the event that the rating of a security in the Bond Index Fund is lowered below Baa or BBB, the Bond Index Fund may continue to hold the security. Such securities rated below investment grade are considered to be speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Descriptions of the ratings of bonds are contained in the Appendix.

         The Bond Index Fund may also invest in other instruments that "pass through" payments on such obligations, such as collateralized mortgage obligations ("CMOs").

         International Index Fund. The investment objective of the International Index Fund is to match the performance of the Morgan Stanley Capital International EAFE(R) Capitalization Weighted Index (the "EAFE Index") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.


         The Fund seeks to achieve its investment objective by investing all of its assets in the Master International (Capitalization Weighted) Series of Quantitative Master Series Trust ("International Series"), which has the same investment objective as the Fund.


         About Indexing. The Index Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, each Index Fund, utilizing essentially a "passive" or "indexing" investment approach, seeks to replicate, before each Fund's expenses (which can be expected to reduce the total return of the Fund), the total return of its respective index.


         Indexing and Managing the Funds. Each Index Fund will be substantially invested in securities in the applicable index, and will invest at least 80% of its assets in securities or other financial instruments which are contained in or correlated with securities in the applicable index (equity securities, in the case of the Small Cap Index Fund, Mid Cap Market Index Fund and International Index Fund, and fixed-income securities in the case of the Bond Index Fund ).


         Because each Index Fund seeks to replicate the total return of its respective index, generally Fund Asset Management will not attempt to judge the merits of any particular security as an investment but will seek only to replicate the total return of the securities in the relevant index. However, Fund Asset Management may omit or remove a security which is included in an index from the portfolio of an Index Fund if, following objective criteria, Fund Asset Management judges the security to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions.

         Fund Asset Management may acquire certain financial instruments based upon individual securities or based upon or consisting of one or more baskets of securities (which basket may be based upon a target index). Certain of these instruments may represent an indirect ownership interest in such securities or baskets. Others may provide for the payment to an Index Fund or by an Index Fund of amounts based upon the performance (positive, negative or both) of a particular security or basket. Fund Asset Management will select such instruments when it believes that the use of the instrument will correlate substantially with the expected total return of a target security or index. In connection with the use of such instruments, Fund Asset Management may enter into short sales in an effort to adjust the weightings of particular securities represented in the basket to more accurately reflect such securities, weightings in the target index.

         The ability of each Index Fund to satisfy its investment objective depends to some extent on Fund Asset Management's ability to manage cash flow (primarily from purchases and redemptions and distributions from the Fund's investments). Fund Asset Management will make investment changes to an Index Fund's portfolio to accommodate cash flow while continuing to seek to replicate the total return of the Series' target index. Investors should also be aware that the investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Funds. Finally, since each Index Fund seeks to replicate the total return of its target index, Fund Asset Management generally will not attempt to judge the merits of any particular security as an investment.


         Each Index Fund's ability to replicate the total return of its respective index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Fund, taxes (including foreign withholding taxes, which will affect the International Index Fund and the Bond Index Fund due to foreign tax withholding practices), changes in either the composition of the index or the assets of a Fund, and the timing and amount of Series investor contributions and withdrawals, if any. In addition, each Index Fund's total return will be affected by incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Fund. Under normal circumstances, it is anticipated that each Index Fund's total return over periods of one year and longer will, on a gross basis and before taking into account expenses (incurred at either the Series or the Fund level) be within 100 basis points (a basis point is one one-hundredth of one percent (0.01%)) for the Small Cap Index Fund, 100 basis points for the Mid Cap Market Index Fund, 150 basis points for the International Index Fund, and 50 basis points for the Bond Index Fund, of the total return of the applicable indices. Such correlation targets when expressed after taking into account estimated expenses of Class B Shares would be 241 basis points for the Small Cap Index Fund, 243 basis points for the Mid Cap Market Index, 298 basis points for the International Index Fund and 193 basis points for the Bond Index Fund. There can be no assurance, however, that these levels of correlation will be achieved. In the event that this correlation is not achieved over time, the Trustees will consider alternative strategies for the Funds. Information regarding correlation of an Index Fund's performance to that of a target index will be reported in the Funds' annual report.



THE INVESTOR DESTINATIONS SERIES

         The Prospectus for the Investor Destinations Series discusses the investment objectives and strategies for each Series and explains the types of underlying mutual funds (the "Underlying Funds") that each Series may invest in. Each of the Investor Destinations Series is a "fund of funds," which means that each Fund invests primarily in other mutual funds. Underlying Funds invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward. Each of the Investor Destinations Series allocates its assets among the different Underlying Funds and - except for The Aggressive Fund, the Nationwide contract. Periodically, each Fund will adjust its asset allocation within predetermined ranges to ensure broad diversification and to adjust to changes in market conditions. However, as a general mater, there will not be large, sudden changes in a Fund's asset allocation.

          The following is a list of the mutual funds that are part of the Nationwide group of funds (the "Nationwide funds") that the Series may currently invest in. This list may be updated from time to time. Villanova Mutual Fund Capital Trust ("VMF") is the investment adviser to each of the Nationwide funds, except for Morley Enhanced Income Fund which is advised by Union Bond & Trust Company, an affiliated company of VMF. As described below, VMF has employed a subadviser for the Nationwide S&P 500 Index Fund.

-        Nationwide International Index Fund
-        Nationwide Small Cap Index Fund
-        Nationwide Mid Cap Market Index Fund
-        Nationwide S&P 500 Index Fund
-        Nationwide Bond Index Fund
-        Morley Enhanced Income Fund
-        Nationwide Money Market Fund

         Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund are further described in this Statement of Additional Information and in their Prospectus. The following is a brief description of Nationwide S&P 500 Index Fund, Morley Enhanced Income Fund and Nationwide Money Market Fund, three other series of the
Trust:

         Nationwide S&P 500 Index Fund. Nationwide S&P Index Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks, as represented by the Standard & Poor's Composite Stock Price Index.(2) The Fund invests in a statistically selected sample of stocks included in the S&P 500 and in derivative instruments linked to the S&P
500. The Fund may not invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. Because the Fund seeks to invest in assets whose performance matches the performance of the S&P, it is a non-diversified fund. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole.

         Morley Enhanced Income Fund. The Nationwide Enhanced Income Fund seeks to provide a high level of current income while preserving capital and minimizing market fluctuations in an investor's account value. To achieve its goals, under normal market conditions, the Enhanced Income Fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, as well as by corporations. The Enhanced Income Fund also purchases mortgage-backed and asset-backed securities. The debt securities in which the Enhanced Income Fund invests pay interest on either a fixed-rate or variable-rate basis. The Enhanced Income Fund will be managed so that its duration will be between 0.5 and 2.0 years. Depending upon market conditions, the Enhanced Income Fund may also enter into book value maintenance agreements ("wrap contracts") with one or more highly rated financial institutions for the purpose of maintaining some of the Enhanced Income Fund's assets at a stable book value. The Enhanced Income Fund's portfolio managers expect that careful selection of securities, relatively short portfolio duration, and the potential availability and use of wrap contracts will enable the Enhanced Income Fund to meet its


----------

2 "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill companies, Inc. and have been licensed for use by Nationwide S&P 500 Index Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. See "Additional Information Concerning the Indices" herein for more information.

investment objective of limited fluctuation of the Enhanced Income Fund's net asset value, although there can be no guarantee that the Fund will achieve its objectives.

         Nationwide Money Market Fund. The Nationwide Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. It seeks to achieve this objective by investing in high-quality money market obligations maturing in 397 days or less, including corporate obligations, U.S. Government and agency bonds, bills and notes, the obligations of foreign governments, and the obligations of U.S. banks and U.S. branches of foreign banks if they are denominated in U.S. dollars. The Fund may also invest in floating and adjustable-rate obligations and asset-backed commercial paper. Typically, the Fund's dollar-weighted average maturity will be 90 days or less.

         The Fund invests in securities which the portfolio manager believes to have the best return potential. Because the Fund invests in short-term securities, it will generally sell securities only to meet liquidity needs, to maintain target allocations and to take advantage of more favorable opportunities.

GENERALLY

         For simplicity, with respect to investment objective and policies of each Fund, this Statement of Additional Information, like the Prospectus for the Index Funds, uses the term "Fund" to include the underlying Series or Underlying Funds in which the Fund invests. Please review the discussions in the Prospectuses for further information regarding the investment objectives and policies of each Fund, including their respective underlying Series or Fund.

         The Funds invest in a variety of securities and employ a number of investment techniques that involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds (including their respective underlying Series and Underlying Fund). A "Y" in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.


-----------------------------------------------------------------------------------------------------------------------------------
                                               Small  Mid Cap   Inter-                      Moderately          Moderately
                                                Cap    Market   National   Bond    Agres-     Agres-             Conserv-  Conserv-
                                               Index    Index    Index     Index    sive      sive     Moderate   ative     ative
       TYPE OF INVESTMENT OR TECHNIQUE         Fund     Fund     Fund      Fund     Fund      Fund       Fund      Fund     Fund
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
U.S. common stocks                               Y        Y                             Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
Small company stocks                             Y                                      Y        Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
Special situation companies                      Y        Y                             Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
Illiquid securities                              Y        Y         Y         Y         Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
Restricted securities                            Y        Y         Y         Y         Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
When-issued / delayed-delivery securities                                     Y         Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
Investment companies                                                                    Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
Securities of foreign issuers                                       Y         Y         Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
Long-term debt                                                                Y         Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
Short-term debt                                  Y        Y         Y         Y         Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
Sovereign debt (foreign)                                                      Y         Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
U.S. Government securities                       Y        Y         Y         Y         Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
Money market instruments                         Y        Y         Y         Y         Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
Mortgage-backed securities                                                    Y         Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
Collateralized mortgage obligations                                           Y         Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
Dollar rolls                                                                  Y         Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
Bank obligations                                 Y        Y         Y         Y         Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
Repurchase agreements                            Y        Y         Y         Y         Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
Futures                                          Y        Y         Y         Y         Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
Options                                          Y        Y         Y         Y         Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
Foreign currencies                                                  Y                   Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
Forward currency contracts                                          Y                   Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
Borrowing money                                  Y        Y         Y         Y         Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
Lending of portfolio securities                  Y        Y         Y         Y         Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
Short sales                                      Y        Y         Y         Y         Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
Swap Agreements                                  Y        Y         Y         Y         Y        Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------
Nationwide Contract                                                                              Y         Y         Y         Y
------------------------------------------- --------- -------- --------- --------- --------- -------- --------- --------- ---------


DESCRIPTIONS OF PORTFOLIO INVESTMENTS AND INVESTMENT POLICIES

THE NATIONWIDE CONTRACT

         Each of the Funds Investor Destinations Series (except The Aggressive
Fund) will invest in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company ("Nationwide"). This contract has a stable principal value and will pay each Fund a fixed rate of interest. The fixed interest rate must be at least 3.50%, but may be higher. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because of the guaranteed nature of the contract, the Funds will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund's performance may be hurt by its investment in the Nationwide Contract, VMF believes that the stable nature of the Nationwide Contract should reduce a Fund's volatility and overall risk, especially when the bond and stock markets decline simultaneously.DEBT OBLIGATIONS

         Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).

         Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of a Fund's adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

         Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund's adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

         Medium-Quality Securities. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.

         U.S. Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
- the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and
- the Student Loan Marketing Association and the Federal Home Loan Mortgage Corporation ("FHLMC"), whose securities are supported only by the credit of such agencies.

Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

         Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders maybe supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.

         Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit enhancement falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

         The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

         Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

         The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

         Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         Collateralized Mortgage Obligations and Multiclass Pass-Through Securities. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mae Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

         A Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

MONEY MARKET INSTRUMENTS

         Generally, Fund Asset Management will employ futures and options on futures to provide liquidity necessary to meet anticipated redemptions or for day-to-day operating purposes of the Index Funds. However, if considered appropriate in the opinion of Fund Asset Management, a portion of an Index Fund's assets may be invested in certain types of money market instruments with remaining maturities of 397 days or less for liquidity purposes.

         Money market instruments may include the following types of instruments:

         -- obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

         -- repurchase agreements;

         -- certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States (Eurodollars) and subsidiaries located in Canada), domestic branches of foreign banks (Yankee dollars), savings and loan associations and similar institutions, and such obligations issued by foreign branches of foreign banks and financial institutions;

         -- commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. Generally the commercial paper will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

          -- high quality short-term (maturity in 397 days or less) corporate obligations, these obligations will be rated within the top two rating categories by an NRSRO or if not rated, of comparable quality.

REPURCHASE AGREEMENTS

         In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund's adviser or subadviser, acting under the supervision of the Board of Trustees, reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

         When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

         When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of the adviser or subadviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceed 25% of the value of its total assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

STANDBY COMMITMENT AGREEMENTS

         The Bond Index Fund may enter into standby commitment agreements. These agreements commit the Bond Index Fund, for a stated period of time, to purchase a stated amount of fixed income securities that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Bond Index Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. The Bond Index Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to the Fund. The Bond Index Fund will not enter into a standby commitment with a remaining term in excess of 90 days and will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of all other illiquid securities, will not exceed 15% of its net assets taken at the time of the commitment. The Bond Index Fund will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other liquid securities in an aggregate amount equal to the purchase price of the securities underlying the commitment.

         There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Bond Index Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

         The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of the Bond Index Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

INDEXED SECURITIES

         The Index Funds may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an "index"). As an illustration, a Fund may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Series invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.

LENDING PORTFOLIO SECURITIES

         A Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

         The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

SMALL COMPANY STOCKS

         Investing in securities of small-sized companies may involve greater risks than investing in the stocks of larger, more established companies since these securities may have limited marketability and thus may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized companies than for larger, more established ones.

SPECIAL SITUATION COMPANIES

         "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The subadvisers of such Funds believe, however, that if a subadviser analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN SECURITIES

         Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

         Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

         Depository Receipts. A Fund may invest in foreign securities by purchasing depository receipts, including American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depository Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

         A Fund may invest in depository receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

         A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depository receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

         Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

         Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

         Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

         Foreign Sovereign Debt. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

SHORT SELLING OF SECURITIES

         In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

         Such transactions will be used only in an effort to adjust the weightings of particular securities represented in the basket to reflect such securities' weightings in the target index. Fund Asset Management will not employ short sales in reflection of Fund Asset Management's outlook for the securities markets or for the performance of the securities sold short.

         A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale.

         In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale).

While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

         A Fund may engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

         A Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         Some Funds may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         The applicable subadviser or adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered:

(A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         Private Placement Commercial Paper. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act of 1933 lists investment companies as an accredited investor.

         Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the Adviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

BORROWING

         A Fund may borrow money from banks, limited by each Fund's fundamental investment restriction to 33-1/3% of its total assets (including the amount borrowed), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. A Fund will not purchase securities when bank borrowings exceed 5% of such Fund's total assets.

         Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.

         Leverage and the Index Funds. The use of leverage by an Index Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to a Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, Fund Asset Management in its best judgment nevertheless may determine to maintain a Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

         Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede Fund Asset Management from managing a Fund's portfolio in accordance with the Fund's investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

         A Fund at times may borrow from affiliates of Fund Asset Management, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

DERIVATIVE INSTRUMENTS

         A Fund's adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, and forward currency contracts to provide liquidity or to act as a proxy for a direct investment in securities underlying a Fund's index. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

         Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

         The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, a Fund's ability to use these instruments will be limited by tax considerations.

         Special Risks Of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

         (1) Successful use of most of these instruments depends upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

         (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

         (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

         (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

         For a discussion of the federal income tax treatment of a Fund's derivative instruments, see ADDITIONAL GENERAL TAX INFORMATION below.

         Purchasing Options. Each Index Fund is authorized to purchase put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund purchases a put option, in consideration for an upfront payment (the "option premium") the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

         Each Index Fund is also authorized to purchase call options on securities it intends to purchase or securities indices. When a Fund purchases a call option, in consideration for the option premium the Fund acquires the right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to maintain exposure to an index prior to purchasing the underlying securities, in the case of an option on an index (an "anticipatory hedge"). In the event a Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

         Each Index Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

         Writing Options. Each Index Fund is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices, the performance of which is substantially correlated to securities held in its portfolio. When a Fund writes a call option, in return for an option premium the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which a Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, a Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

         Each Index Fund may also write put options on securities or securities indices. When a Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, a Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. A Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options--for example, the sale and purchase of options on the same security or index but different expiration dates or exercise prices (a technique called a "spread").

         Each Index Fund is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

         Other than with respect to closing transactions, an Index Fund will only write call or put options that are "covered." A put option will be considered covered if a Fund has segregated assets with respect to such option in the manner described in "Special Risks of Derivative Instruments" above. A call option will be considered covered if a Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of option on a securities index, securities which substantially replicate the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

         The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

         A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

         Types of Options. A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

         A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

         The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

         Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         Futures Contracts. The Index Funds may enter into futures contracts, including interest rate, index, and currency futures and purchase and write
(sell) related options.

         To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions. The ability of a Fund to trade in futures contracts may be limited by the requirements of the Code applicable to a regulated investment company.

         A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

         A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

         No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

         Swap Agreements. Each Index Fund may enter into equity swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular "basket" of securities representing a particular index.

         The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

         Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund's adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on a Fund by the Internal Revenue Code may limit a Fund's ability to use swap agreements. The swaps market is largely unregulated.

         A Fund will enter swap agreements only with counterparties that a Fund's adviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

         Foreign Currency-Related Derivative Strategies - Special Considerations. The International Index Fund may use futures on foreign currencies and forward currency contracts in connection with transactions or anticipated transactions in securities denominated in foreign currencies. Specifically, the International Index Fund may purchase or sell a currency to settle a security transaction or sell a currency in which the Fund has received or anticipates receiving a dividend or distribution.

         A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

         At or before the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

         The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

         Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

BANK OBLIGATIONS

         Bank obligations that may be purchased by a Fund include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

         Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

DOLLAR ROLLS

         The Bond Index Fund may enter into dollar rolls which are arrangements in which the Fund would sell securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The Bond Index Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the

Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy securities. Dollar roll transactions may be considered a borrowing by the Fund. (See "Borrowing")

         Dollar rolls involve the risk that the market value of the securities subject to the Bond Index Fund's forward purchase commitment may decline below the price of the securities the Bond Index Fund has sold. In the event the buyer of the securities files for bankruptcy or becomes insolvent, the Bond Index Fund's use of the proceeds of the current sale portion of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Bond Index Fund's obligation to purchase the similar securities in the forward transaction. Dollar rolls are speculative techniques which can be deemed to involve leverage. The Bond Index Fund will engage in dollar roll transactions to enhance return and not for the purpose of borrowing. Each dollar roll transaction is accounted for as a sale of a portfolio security and a subsequent purchase of a substantially similar security in the forward market.

ADDITIONAL INFORMATION CONCERNING THE INDICES

         Russell 2000. The Small Cap Index Fund and the Small Cap Index Series are not promoted, sponsored or endorsed by, not in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Index Fund or the Small Cap Index Series nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

         Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000(R) Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

         Frank Russell Company's publication of the Russell 2000(R) Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell 2000 is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000 or any data included in the Russell 2000. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the Russell 2000 or any data included therein, or any security (or combination thereof) comprising the Russell 2000. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty, or any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell 2000 or any data or any security (or combination thereof) included therein.

         EAFE Index. The EAFE Index is the exclusive property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The EAFE Index is a service mark of Morgan Stanley Group Inc. and has been licensed for use by the Investment Adviser and its affiliates.

         The International Index Fund and the International Index Series are not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of shares of the International Index Fund and the International Index Series or any member of the public regarding the advisability of investing in securities generally or in the International Index Fund and the International Index Series particularly or the ability of the EAFE Index to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE Index. Morgan Stanley has no obligation to take the needs of the International Index Fund and the International Index Series or the owners of shares of the International Index Fund and the International Index Series into consideration in determining, composing or calculating the EAFE Index. Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the International Index Fund and the International index Series to be issued or in the determination or calculation of the equation by which the shares of the International Index Fund and the International Index Series is redeemable for cash. Morgan Stanley has no obligation or liability to owners of shares of the International Index Fund and the International Index Series in connection with the administration, marketing or trading of the International Index Fund and the International Index Series.

         Although Morgan Stanley shall obtain information for inclusion in or for use in the calculation of the EAFE Index from sources which Morgan Stanley considers reliable, Morgan Stanley does not guarantee the accuracy and/or the completeness of the EAFE Index or any data included therein. Morgan Stanley makes no warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of shares of the International Index Fund and the International Index Series, or any other person or entity from the use of the EAFE Index or any data included therein in connection with the rights licensed hereunder or for any other use. Morgan Stanley makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the EAFE Index or any data included therein. Without limiting any of the foregoing, in no event shall Morgan Stanley have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.


         S&P 500 Index and S&P 400 Index. The Trust, on behalf of the S&P 500 Fund, one of the Underlying Funds, has entered into a licensing agreement which authorizes the Fund to use the trademarks of the McGraw-Hill Companies, Inc.


         Standard & Poor's 500, S&P 500(R), Standard & Poor's 400, and S&P 400(R) are trademarks of The McGraw-Hill Companies, Inc. The S&P 500 Index Fund and the Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc.("S&P"). S&P makes no representation or warranty, expressed or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index or the S&P 400 Index to track general stock market performance. S&P's only relationship to the Funds or the applicable adviser is the licensing of certain trademarks and trade names of S&P and of the S&P 500 and S&P 400 indices which are determined, composed and calculated by S&P without regard to the Funds. S&P has no obligation to take the needs of the Funds or their shareholders into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indices. S&P is not responsible for or has not participated in the determination of the prices and amount of the Funds' shares or the timing of the issuance or sale of Fund shares or in the determination or calculation of the equation by which Fund shares are redeemed. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds. S&P does not guarantee the accuracy makes no warranty, expressed or implied as to the results to be obtained by the Funds, shareholders of the Funds, or any other person or entity from the use of the S&P 500 or S&P 400 Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P 500 and S&P 400 Indices have any liability for any special, punitive, indirect, or consequential damages, including lost profits even if notified of the possibility of such damages.

INVESTMENT RESTRICTIONS

         The following are fundamental investment restrictions of each Fund which cannot be changed without the authorization of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less. None of the following restrictions will prevent a Fund from investing all of its assets in shares of one or more other registered investment companies.

Each of the Index Funds and the Investor Destinations Series:

- May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not purchase or sell real estate, except that each Fund may acquire real estate through ownership of securities or instruments and may purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein) or instruments secured by real estate (including interests therein).

- May not lend any security or make any other loan, except that each Fund may purchase or hold debt securities and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

- May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

- May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus and Statement of Additional Information of such Fund.

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Series or Fund may invest more than 25% of its total assets in securities of issuers in that industry.

         The following are the non-fundamental operating policies of the Funds which may be changed by the Board of Trustees of the Trust without shareholder approval:

Each Fund may not:

- Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

- Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

- Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

- Pledge, mortgage or hypothecate any assets owned by the Fund in excess of 33 1/3% of the Fund's total assets at the time of such pledging, mortgaging or hypothecating.


- May not purchase securities of one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


TRUSTEES AND OFFICERS OF THE TRUST

         The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

         The principal occupation of the Trustees and Officers during the last five years, their ages, their addresses and their affiliations are:

JOHN C. BRYANT, Trustee*, Age 63
411 Oak St., Suite 306, Cincinnati, Ohio 45219
Dr. Bryant is Executive Director, Cincinnati Youth Collaborative, a partnership of business, government, schools and social service agencies to address the educational needs of students. He was formerly Professor of Education, Wilmington College.

C. BRENT DEVORE, Trustee, Age 58

North Walnut and West College Avenue, Westerville, Ohio
Dr. DeVore is President of Otterbein College.

SUE A. DOODY, Trustee, Age 64
169 East Beck Street, Columbus, Ohio
Ms. Doody is President of Lindey's Restaurant, Columbus, Ohio. She is an active member of the Greater Columbus Area Chamber of Commerce Board of Trustees.

ROBERT M. DUNCAN, Trustee*, Age 71
1397 Haddon Road, Columbus, Ohio
Mr. Duncan is a member of the Ohio Elections Commission. He was formerly Secretary to the Board of Trustees of The Ohio State University. Prior to that, he was Vice President and General Counsel of The Ohio State University.


THOMAS J. KERR, IV, Trustee*, Age 65
4890 Smoketalk Lane, Westerville, Ohio
Dr. Kerr is President Emeritus of Kendall College. He was formerly President of Grant Hospital Development Foundation.

DOUGLAS F. KRIDLER, Trustee, Age 43
55 E. State Street, Columbus, Ohio
Mr. Kridler is President of the Columbus Association of Performing Arts.

DIMON R. MCFERSON, Trustee*+, Age 61
One Nationwide Plaza, Columbus, Ohio
Mr. McFerson is President and Chief Executive Officer of the Nationwide Insurance Enterprise and is Chairman and Chief Executive Officer of Nationwide Advisory Services, Inc.

NANCY C. THOMAS, Trustee+, Age 64
10835 Georgetown Road, NE, Louisville, Ohio
Ms. Thomas is a farm owner and operator. She is also a Director of the Nationwide Insurance Companies and associated companies.

DAVID C. WETMORE, Trustee, Age 50
11495 Sunset Hills Rd - Suite #210, Reston, Virginia
Mr. Wetmore is the Managing Director of The Updata Capital, a venture capital firm.

JAMES F. LAIRD, JR., Treasurer, Age 42
Three Nationwide Plaza, Columbus, Ohio
Mr. Laird is Vice President and General Manager of Nationwide Advisory Services, Inc., the Distributor.

ELIZABETH A. DAVIN, Secretary, age 35
Three Nationwide Plaza, Columbus, Ohio
Ms. Davin is a member of Dietrich, Reynolds & Koogler, the Trust's legal counsel.

+ A Trustee who is an "interested person" of the Trust as defined in the Investment Company Act.

*Members of the Executive Committee. Mr. McFerson is Chairman. The Executive Committee has the authority to act for the Board of Trustees except as provided by law and except as specified in the Trust's Bylaws.

         Bryant, Doody, DeVore, Duncan, Kerr, Kridler and Wetmore are also Trustees, and Laird, Cray and Davin are also Officers of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies in the Nationwide Fund Complex.

         All Trustees and Officers of the Trust own less than 1% of its outstanding shares.

         The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. VMF and UBT reimburse the Trust for fees and expenses paid to Trustees who are interested persons of the Trust. The Compensation Table below sets forth the total compensation to be paid to the Trustees of the Trust, before reimbursement, for the fiscal period ended October 31, 1999. In addition, the table sets forth the total compensation to be paid to the Trustees from all funds in the Nationwide Fund Complex, including the predecessor investment companies to the Trust, for the fiscal year ended October 31, 1999. Trust officers receive no compensation from the Trust in their capacity as officers.


                                                     COMPENSATION TABLE

                                                                  PENSION
                                                                RETIREMENT
                                            AGGREGATE            BENEFITS           ANNUAL             TOTAL
                                          COMPENSATION          ACCRUED AS         BENEFITS        COMPENSATION
NAME OF PERSON,                               FROM             PART OF TRUST         UPON          FROM THE FUND
POSITION                                    THE TRUST            EXPENSES         RETIREMENT         COMPLEX**


John C. Bryant, Trustee                     $9,167                 --0--             --0--             $18,167
C. Brent DeVore, Trustee                     9,167                 --0--             --0--              18,167
Sue A. Doody, Trustee                        9,167                 --0--             --0--              18,167
Robert M Duncan, Trustee                     9,167                 --0--             --0--              18,167
Thomas J. Kerr, IV, Trustee                  9,167                 --0--             --0--              18,167
Douglas F. Kridler, Trustee                  9,167                 --0--             --0--              18,167
Dimon R. McFerson, Trustee                   --0--                 --0--             --0--               --0--
Nancy C. Thomas, Trustee                     --0--                 --0--             --0--               --0--
David C. Wetmore, Trustee                    9,167                 --0--             --0--              18,167

**The Fund Complex includes three trusts comprised of 65 investment company funds or series.


INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER


         Under the terms of the Investment Advisory Agreement dated May 9, 1998 as amended as of December ___, 1999, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets of the funds of the Trust, other than the Index Funds, Morley Capital Accumulation Fund and Morley Enhanced Income Fund, in accordance with the policies and procedures established by the Trustees. With respect to Nationwide Mid Cap Growth Fund, Growth Fund, Nationwide Fund, Bond Fund, Tax-Free Income Fund, Long-Term U.S. Government Bond Fund, Intermediate U.S. Government Bond Fund, and Money Market Fund and each of the Investor Destinations Series, VMF manages the day-to-day investments of the assets of such Funds. With respect to each of the other funds of the Trust, VMF provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadvisers to such Funds, who each manage the investment portfolio of a particular fund. VMF is also authorized to select and place portfolio investments on behalf of the funds which engage subadvisers; however VMF does not intend to do so at this time.


         VMF pays the compensation of the Trustees and officers affiliated with VMF. VMF also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust.

         The Investment Advisory Agreement also specifically provides that VMF, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement will continue in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its "assignment", as defined under the 1940 Act. It may be terminated as to a Fund without penalty by vote of a majority of the outstanding voting securities of that Fund, or by either party, on not less than 60 days written notice. The Agreement further provides that VMF may render similar services to others.

         The Trust pays the compensation of the Trustees who are not interested persons of VMF and all expenses (other than those assumed by VMF), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; fees under the Trust's Fund Administration Agreement; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; fees and expenses of the custodian for all services to the Trust; expenses of calculating the net asset value of shares of the Trust; expenses of shareholders' meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust. VMF reimburses the Trust for fees and expenses paid to Trustees who are interested persons of the Trust.

         VMF, a Delaware business trust, is a wholly owned subsidiary of Villonova Capital, Inc., 97% of the common stock of which is held by Nationwide Financial Services, Inc. (NFS). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B common stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

         Prior to September 1, 1999, Nationwide Advisory Services, Inc. ("NAS") served as the investment adviser to the then current funds of the Trust (except for Morley Capital Accumulation Fund). Effective September 1, 1999, the investment advisory services previously performed for such funds by NAS were transferred to VMF, an affiliate of NAS and an indirect subsidiary of NFS. After the transfer, there was no change in the fees charged for investment advisory services to each of the Funds.

         For services provided under the Investment Advisory Agreement, VMF receives an annual fee paid monthly based on average daily net assets of each Fund according to the following schedule:


                 FUND                                   ASSETS                                   FEE


Nationwide Mid Cap Growth Fund,            $0 up to $250 million                                0.60%
Nationwide Growth Fund, Nationwide         $250 million up to $1 billion                        0.575%
Fund and Nationwide Focus Fund             $1 billion up to $2 billion                          0.55%
                                           $2 billion up to $5 billion                          0.525%
                                           $5 billion and more                                  0.50%



Nationwide Bond Fund,                      $0 up to $250 million                                0.50%
Nationwide Tax-Free Income Fund,           $250 million up to $1 billion                        0.475%
Nationwide Long-Term  U.S. Government      $1 billion up to $2 billion                          0.45%
Bond Fund, and Nationwide  Intermediate    $2 billion up to $5 billion                          0.425%
U.S. Government Bond Fund                  $5 billion and more                                  0.40%





Nationwide Money Market Fund               $0 up to $1 billion                                  0.40%
                                           $1 billion up to $2 billion                          0.38%
                                           $2 billion up to $5 billion                          0.36%
                                           $5 billion and more                                  0.34%

Nationwide S&P 500 Index Fund              $0 up to $1.5 billion                                0.13%
                                           $1.5 billion up to $3 billion                        0.12%
                                           $3 billion and more                                  0.11%


Prestige Large Cap Value Fund              up to $100 million                                   0.75%
                                           $100 million or more                                 0.70%

Prestige Large Cap Growth Fund             up to $150 million                                   0.80%
                                           $150 million or more                                 0.70%

Prestige Balanced Fund                     up to $100 million                                   0.75%
                                           $100 million or more                                 0.70%

Prestige Small Cap Fund                    up to $100 million                                   0.95%
                                           $100 million or more                                 0.80%

Prestige International Fund                up to $200 million                                   0.85%
                                           $200 million or more                                 0.80%

The Aggressive Fund                        all assets                                           0.13%

The Moderately Aggressive Fund             all assets                                           0.13%



FUND                                       ASSETS                                                FEE
The Moderate Fund                          all assets                                           0.13%

The Moderately Conservative Fund           all assets                                           0.13%


The Conservative Fund                      all assets                                           0.13%


Nationwide Value Opportunities Fund      $0 up to $250 million                                  0.70%
                                         $250 million up to $1 billion                          0.675%
                                         $1 billion up to $2 billion                            0.65%
                                         $2 billion up to $5 billion                            0.625%
                                         $5 billion and more                                    0.60%


Nationwide High Yield Bond Fund          $0 up to $250 million                                  0.55%
                                         $250 million up to $1 billion                          0.525%
                                         $1 billion up to $2 billion                            0.50%
                                         $2 billion up to $5 billion                            0.475%
                                         $5 billion and more                                    0.45%



         VMF has also agreed to waive advisory fees, and if necessary, reimburse expenses in order to limit annual Fund operating expenses for certain of the Funds as follows:

- Nationwide Mid Cap Growth Fund to 1.25% for Class A shares, 2.00% for Class B shares and 1.00% for Class D shares

- Nationwide Long-Term U.S. Government Bond Fund and Nationwide Intermediate U.S. Government Bond Fund to 1.04% for Class A shares, 1.64% for Class B shares and 0.79% for Class D shares

- Prestige Large Cap Value Fund to 1.15% for Class A shares, 1.90% for Class B shares and 1.00% for Class Y shares

- Prestige Large Cap Growth Fund to 1.20% for Class A shares, 1.95% for Class B shares and 1.05% for Class Y shares

- Prestige Balanced Fund to 1.10% for Class A shares, 1.85% for Class B shares and 0.95% for Class Y shares

- Prestige Small Cap Fund to 1.35% for Class A shares, 2.10% for Class B shares and 1.20% for Class Y shares

- Prestige Large Cap Value Fund to 1.30% for Class A shares, 2.05% for Class B shares and 1.25% for Class Y shares

- Nationwide S&P 500 Index Fund to 0.75% for Class A shares, 1.25% for Class B shares, 0.48% for Class Y shares, 0.63% for Class R shares, 0.23% for Institutional shares and 0.35% for Local Fund shares

- each of the Investor Destinations Series to 0.71% for Class A shares, 1.31% for Class B shares and 0.61% for Service Class shares

- Nationwide Focus Fund to 1.20% for Class A shares, 1.70% for Class B shares and 0.75% for Institutional Class shares


- Nationwide Value Opportunities Fund to 1.35% for Class A shares, 1.85% for Class B shares and 1.00% for Institutional Class shares


- Nationwide High Yield Bond Fund to 1.20% for Class A shares, 1.80% for Class B shares and 0.85% for Institutional Class shares

         In the interest of limiting the expenses of each of the Funds listed above (except the Nationwide MidCap Growth Fund, the Nationwide Long-Term U.S. Government Bond Fund, the Nationwide Intermediate U.S. Government Bond Fund and the Nationwide S&P 500 Index Fund, VMF has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). Reimbursement by the Fund of the advisory fees waived or limited and other expenses reimbursed by VMF pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by VMF is not permitted.

         VMF may from time to time waive some or all of its investment advisory fee or other fees for any of the fund of the Trust. The waiver of such fees will cause the total return and yield of a fund to be higher than they would otherwise be in the absence of such a waiver.

         During the fiscal years ended October 31, 1999, 1998 and 1997, VMF/NAS received the following fees for investment advisory services*:

                                                 Years Ended October 31,
                Fund                  1999                   1998              1997
                ----                  ----                   ----              ----

Mid Cap Growth                        $    66,283          $  $61,706       $   63,883
Growth                                $ 5,873,926           4,894,110        3,750,599
Nationwide Fund                       $13,888,390           9,977,231        5,938,011
Bond                                  $   674,918             647,809          629,068
Tax-Free Income
                                      $ 1,263,813           1,505,626        1,810,070
LT U.S. Govt.                         $   198,048             254,928          343,259
Intermediate U.S. Govt.               $   314,314             266,473          256,016
Money Market**
                                      $ 4,709,925          $3,857,898       $3,519,727
Nationwide S&P 500 Index Fund         $    79,372              7,3151




Prestige Large Cap Value Fund         $    62,525(2)      ----------        ---------

Prestige Large Growth Fund            $    89,668(2)      ----------        ---------

Prestige Balanced Fund                $    48,069(2)      ----------        ---------

Prestige Small Cap Fund               $    64,998(2)      ----------        ---------

Prestige International Fund           $    45,208(2)      ----------        ---------



------------------------------

(1) Commenced operations July 24, 1998. All such fees were waived by NAS.
(2) Commenced operations November 2, 1998,


* As of May 9, 1998, Nationwide Mid Cap Growth, Growth, Fund, Bond, Tax-Free Income, Long-Term U.S. Government Bond, Intermediate U.S. Government Bond and Money Market Funds acquired all of the assets of one or more series of Nationwide Investing Foundation ("NIF"), Nationwide Investing Foundation II ("NIF II") and Financial Horizons Investment Trust ("FHIT") (collectively, the "Acquired Funds"), in exchange for the assumption of the stated liabilities of the Acquired Funds and a number of full and fractional Class D shares of the applicable Fund (the Money Market Fund issued shares without class designation) having an aggregate net asset value equal to the net assets of the Acquired Funds as applicable (the "Reorganization").

**     Net of waivers  prior to the  Reorganization  of $221,174 and  $389,150 for the fiscal years ended  October 31, 1998 and 1997, respectively.

         During the period from July 24, 1998 (date of commencement of operations) through October 31, 1998, NAS waived advisory fees for the S&P 500 Index Fund in the amount of $7,315. The Prestige Large Cap Value, Large Cap Growth, Balanced, Small Cap and International Funds did not begin operations until November 2, 1998.

         The subadvisers for the certain of the funds are as follows:

                FUND                                         SUBADVISER

Prestige Large Cap Value               Brinson Partners, Inc. ("Brinson Partners")

Prestige Large Cap Growth              Goldman Sachs Asset Management ("GSAM")

Prestige Balanced                      J.P. Morgan Investment Management, Inc. (J.P. Morgan")

Prestige Small Cap                     INVESCO Management & Research, Inc. ("IMR")

Prestige International                 Lazard Asset Management ("Lazard")

Nationwide S&P 500 Index               Fund Asset Management L.P. ("FAM")


         Brinson Partners, a Delaware corporation and an investment management firm, is an indirect wholly-owned subsidiary of UBS AG, an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many aspects of the financial services industry. GSAM is a separate operating division of Goldman Sachs & Co., an investment banking firm whose headquarters are in New York, New York. J.P. Morgan is a directly wholly owned subsidiary of J.P. Morgan & Co. Incorporated, a bank holding company organized under the laws of Delaware. J.P. Morgan offers a wide range investment management services and acts as investment adviser to corporate and institutional clients. IMR is part of a global investment organization, AMVESCAP plc. AMVESCAP plc is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. Lazard is a New York-based division of Lazard Freres & Co. LLC, a limited liability company registered as an investment adviser and providing investment management services to client discretionary accounts. FAM, P.O. Box 9011, Princeton, New Jersey 08543-9011, is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of FAM as defined under the Investment Company Act of 1940 because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies. Prior to December 29, 1999, the Dreyfus Corporation ("Dreyfus") served as Subadviser for the S&P 500 Index Fund. Dreyfus, 200 Park Avenue, New York, N.Y. 10166, which was formed in 1947, is registered under the Investment Advisers Act of 1940, served as subadviser to the Fund pursuant to a Subadvisory Agreement dated July 23, 1998. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.


         Subject to the supervision of the VMF and the Trustees, each of the Subadvisers manages the assets of the Fund listed above in accordance with the Fund's investment objectives and policies. Each Subadviser makes investment decisions for the Fund and in connection with such investment decisions places purchase and sell orders for securities. For the investment management services they provide to the Funds, the Subadvisers receive annual fees from VMF, calculated at an annual rate based on the average daily net assets of the Funds, in the following amounts:

                 FUND                                   ASSETS                  FEE

       Large Cap Value Fund                   up to $100 million               0.35%
                                              $100 million or more             0.30%


       Large Cap Growth Fund                  up to $150 million               0.40%
                                              $150 million or more             0.30%

       Balanced Fund                          up to $100 million               0.35%
                                              $100 million or more             0.30%

       Small Cap Fund                         up to $100 million               0.55%


                FUND                               ASSETS                      FEE
                                              $100 million or more             0.40%
                                              up to $200 million               0.45%
       International Fund                     $200 million or more             0.40%

       S&P 500 Index Fund                     up to $250 million               0.07%
                                              next $250 million                0.06%
                                              next $500 million                0.05%
                                              $1 billion or more               0.04%

         During the period from July 24, 1998 (date of commencement of operations) through October 31, 1998, NAS paid $3,939 in subadvisory fees to Dreyfus with respect to the S & P 500 Index Fund.

         VMF and the Trust have received from the Securities and Exchange Commission an exemptive order for the multi-manager structure which allows VMF to hire, replace or terminate subadvisers without the approval of shareholders; the order also allows VMF to revise a subadvisory agreement without shareholder approval. If a new subadviser is hired, the change will be communicated to shareholders within 90 days of such changes, and all changes will be approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or VMF. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.

         VMF provides to the Funds investment management evaluation services principally by performing initial due diligence on prospective Subadvisers for the Fund and thereafter monitoring the performance of the Subadviser through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the Subadviser. VMF has responsibility for communicating performance expectations and evaluations to the Subadviser and ultimately recommending to the Trust's Board of Trustees whether the Subadviser's contract should be renewed, modified or terminated; however, VMF does not expect to recommend frequent changes of subadvisers. VMF will regularly provide written reports to the Trust's Board of Trustees regarding the results of its evaluation and monitoring functions. Although VMF will monitor the performance of the Subadvisers, there is no certainty that the Subadviser or the Fund will obtain favorable results at any given time.

THE INDEX FUNDS



         With respect to the Index Funds, each Index Fund invests all of its assets in shares of the corresponding Series of Quantitative Master Series Trust. Accordingly, the Index Funds do not invest directly in portfolio securities and do not require investment advisory services. All portfolio management occurs at the level of Quantitative Master Series Trust. Quantitative Master Series Trust has entered into a management agreement ("Management Agreement") with Fund Asset Management, L.P. ("Fund Asset Management").

         Fund Asset Management provides Quantitative Master Series Trust with investment advisory and management services. Subject to the supervision of the Board of Trustees of Quantitative Master Series Trust, Fund Asset Management is responsible for the actual management of each Series' portfolio and constantly reviews the Series' holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with Fund Asset Management. Fund Asset Management performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of the Series.

         Securities held by the Series of Quantitative Master Series Trust may also be held by, or be appropriate investments for, other funds or investment advisory clients for which Fund Asset Management or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities by Fund Asset Management for the Series or other funds for which it acts as investment adviser or for its advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of Fund Asset Management or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold there may be an adverse effect on price.


         As discussed in the Prospectus, Fund Asset Management receives for its services to the Series monthly compensation at the annual rates of the average daily net assets of each Series as follows:


    Name of Series                                             Management Fee
    --------------                                             --------------

    Master Small Cap Series........................................  0.08%
    Master Mid Cap Series..........................................  0.01%
    Master Aggregate Bond Series...................................  0.06%
    Master International (Capitalization Weighted) Series..........  0.01%


         The table below sets forth information about the total investment advisory fees paid by the Series to Fund Asset Management, and any amount voluntarily waived by Fund Asset Management.

                                                 Small Cap    Aggregate Bond    International
                                                   Series         Series           Series
                                                   ------         ------           ------
December 31, 1997*
     Contractual amount......................      $ 36,425   $   88,609         $100,102
     Amount waived (if applicable)...........      $ 36,425   $   37,562         $ 35,546
December 31, 1998
     Contractual amount......................      $ 61,476   $  238,378         $142,489
     Amount waived (if applicable)...........      $ 61,476   $    2,537         $ 87,182

* Period is from commencement of operations (April 3, 1997 for the Aggregate Bond Index Series, and April 9, 1997 for the Small Cap Index Series and the International Index Series).

         The Master Mid Cap Series did not commence operations until ______________, 1999.


         The Management Agreement obligates Fund Asset Management to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of Quantitative Master Series Trust connected with investment and economic research, trading and investment management of Quantitative Master Series Trust, as well as the fees of all Trustees who are affiliated persons of Fund Asset Management or any of their affiliates. Each Series pays all other expenses incurred in the operation of the Series (except to the extent paid by Merrill Lynch Funds Distributor), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports, copies of the registration statements, charges of the custodian, any sub-custodian and transfer agent, expenses of portfolio transactions, expenses of redemption of shares, Securities and Exchange Commission fees, expenses of registering the shares under federal, state or foreign laws, fees and out-of-pocket expenses of unaffiliated Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by Quantitative Master Series Trust or the Series. Merrill Lynch Funds Distributor will pay certain of the expenses of Quantitative Master Series Trust incurred in connection with the offering of its shares of beneficial interest of each of the Series.


         Fund Asset Management is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of Fund Asset Management as defined under the 1940 Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

         Unless earlier terminated as described below, the Management Agreement will remain in effect from year to year with respect to each Series if approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of the Series and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the 1940 Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Series.

MORLEY CAPITAL ACCUMULATION AND ENHANCED INCOME FUNDS

         Under the terms of the Trust's investment advisory agreement with UBT (the "UBT Advisory Agreement"), UBT manages the Morley Capital Accumulation and Enhanced Income Funds (the "Morley Funds") subject to the supervision and direction of the Board of Trustees. UBT will: (i) act in strict conformity with the Declaration of Trust and the 1940 Act, as the same may from time to time be amended; (ii) manage the Morley Funds in accordance with the Funds' investment objectives, restrictions and policies; (iii) make investment decisions for the Morley Funds; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Morley Funds.



         UBT has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Fund, UBT will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of UBT, its parent or its affiliates and, in dealing with its customers, UBT, its parent and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by UBT or any such affiliate.

         Morley Financial Services, Inc. ("MFS") owns 100% of the issued and outstanding voting securities of UBT. MFS, an Oregon corporation, is a wholly owned subsidiary ofVillanova Capital, Inc.



         UBT is a state bank and trust company chartered in 1913 and reorganized under the laws of the state of Oregon in 1992. UBT provides a range of investment and fiduciary services to institutional clients. UBT maintains and manages common and pooled trust funds invested primarily in fixed income assets whose principal value is relatively stable. UBT currently has approximately $1.0 billion under management. UBT also acts as custodian with respect to similar fixed income assets.


         Under the terms of the UBT Advisory Agreement, UBT pays the Morley Funds' pro rata share of the compensation of the Trustees who are interested persons of the Trust and officers and employees of UBT. UBT also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Morley Funds and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Morley Funds.

         The UBT Advisory Agreement also specifically provides that UBT, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Morley Funds, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the UBT Advisory Agreement. The UBT Advisory Agreement will continue in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The UBT Advisory Agreement terminates automatically in the event of its "assignment", as defined under the 1940 Act. It may be terminated as to a Morley Fund without penalty by vote of a majority of the outstanding voting securities of the Fund, or by either party, on not less than 60 days written notice. The UBT Advisory Agreement further provides that UBT may render similar services to others.

         Subject to the Morley Funds' Expense Limitation Agreements, the Trust pays the compensation of the Trustees who are not interested persons of the Trust and all expenses (other than those assumed by UBT), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; fees under the Trust's Fund Administration Agreement; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions, insurance premiums, fees and expenses of the custodian for all services to the Trust; and expenses of calculating the net asset value of shares of the Trust, expenses of shareholders' meetings, and expenses relating to the issuance, registration, and qualification of shares of the Trust.



         As compensation for UBT's services to the Morley Capital Accumulation Fund, the Fund is obligated to pay UBT a fee computed and accrued daily and paid monthly at an annual rate of 0.35% of the average daily net assets of the Fund. UBT has agreed to waive 0.10% of that fee until further written notice to shareholders. In the interest of limiting the expenses of the Fund, UBT has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreement, UBT has agreed to waive or limit its fees and to assume other expenses (except for Rule 12b-1
Fees) to the extent necessary to limit the total annual operating expenses of each Class of the Fund (expressed as a percentage of average daily net assets and excluding Rule 12b-1 Fees) to no more than 0.70% for ISC Shares 0.55% for IC Shares and 0.70% for IRA Shares. Reimbursement by the Fund of the advisory fees waived or limited and other expenses reimbursed by UBT pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $50 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by UBT is not permitted.

         As compensation for UBT's services to the Morley Enhanced Income Fund, the Fund is obligated to pay UBT a fee computed and accrued daily and paid monthly at an annual rate of 0.35% of the average daily net assets of the Fund. In the interest of limiting the expenses of the Fund, UBT has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreement, UBT has agreed to waive or limit its fees and to assume other expenses (except for Rule 12b-1 Fees and Administrative Service Fees) to the extent necessary to limit the total annual operating expenses of each Class of the Fund to 0.90% for Class A, 0.70% for Class Y and 0.45% for Institutional Class shares. Reimbursement by the Fund of the advisory fees waived or limited and other expenses reimbursed by UBT pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by UBT is not permitted.

DISTRIBUTOR


         NAS serves as underwriter for each of the Funds in the continuous distribution of its shares pursuant to a Underwriting Agreement dated as of May 9, 1998, as amended as of December ____, 1999 (the "Underwriting Agreement"). Unless otherwise terminated, the Underwriting Agreement will continue in effect until May 9, 2000, and year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         In its capacity as Distributor, NAS solicits orders for the sale of shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. NAS receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge imposed upon sales of shares of the Funds.

DISTRIBUTION PLAN

         The Funds have adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act. The Plan permits the Funds to compensate NAS, as the Funds' Distributor, for expenses associated with the distribution of shares of the Funds. Although actual distribution expenses may be more or less, under the Plan the Funds pay NAS an annual fee in an amount that will not exceed the following amounts:


-        0.25% of the average daily net assets of Class A shares of each Fund;
- 0.25% of the average daily net assets of Serice Class Shares of the Investor Destinations Series;
-        1.00% of the average daily net assets of Class B shares of the Funds.


         Distribution expenses paid by NAS may include the costs of marketing, printing and mailing prospectuses and sales literature to prospective investors, advertising, and compensation to sales personnel and broker-dealers as well as payments to broker-dealers for shareholder services.

         As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was initially approved by the Board of Trustees on November 5, 1999, with respect to the Funds. The Plan may be terminated as to a Class of a Fund by vote of a majority of the Independent Trustees, or by vote of majority of the outstanding shares of that Class. Any change in the Plan that would materially increase the distribution cost to a Class requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding shares of the applicable Class. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its shareholders.

         The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per share, may be reduced and overall performance per share may be improved.

         NAS may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's shares including, but not limited to, those discussed above.

ADMINISTRATIVE SERVICES PLAN



         Under the terms of an Administrative Services Plan, a Fund is permitted to enter into Servicing Agreements with servicing organizations, such as NAS, who agree to provide certain administrative support services in connection with the Class A shares of the Funds and Service Class Shares of the Investor Destinations Series, Such administrative support services include but are not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

         As authorized by the Administrative Services Plan, the Trust has entered into a Servicing Agreement effective December ____, 1999, pursuant to which Nationwide Financial Services, Inc. has agreed to provide certain administrative support services in connection with Class A shares of each Index Fund held beneficially by its customers. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include NAS) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class A shares of each Fund, held by customers of NFS or such other entity.



FUND ADMINISTRATION

         Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA"), a wholly owned subsidiary of Villanova Capital, Inc., provides for various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. For these services, each Fund pays VSA an annual fee based on each Fund's average daily net assets at the following rates (with an annual minimum fee of $_____ per Fund):


                 FUND                          ASSETS                 FEE

Small Cap Index Fund              $0 up to $250 million              0.27%
                                  $250 million and more              0.24%

Mid Cap Market Index Fund         $0 up to $250 million              0.29%
                                  $250 million and more              0.26%

International Index Fund          $0 up to $250 million              0.34%
                                  $250 million and more              0.31%

Bond Index Fund                   $0 up to $250 million              0.29%
                                  $250 million and more              0.26%




SUB-ADMINISTRATORS

          VSA has entered into a Sub-Administration Agreement with BISYS Fund Services Ohio, Inc. ("BISYS") to provide certain fund administration services for each of the Funds. For these services, VSA pays BISYS a fee equal to the greater of $50,000 of an annual fee at the following rates based on the average daily net assets of the aggregate of all the funds [of the Trust] that BISYS is providing such services for:

                     ASSETS                             FEE

            $0 up to $13 million                        0.045%
            $13 million up to $25 million                0.02%
            $25 million up to $50 million               0.015%
            $50 million and more                         0.01%

         VSA has also entered into a Sub-Administration Agreement with Fund Asset Management, L.P. that covers the fund accounting, custody and other administrative expenses at the Series level with respect to the Index Funds only. For these services, VSA pays Fund Asset Management, L.P. an annual fee based on the average daily net assets as follows: 0.07% for the Small Cap Index Fund, 0.09% for the Mid Cap Index Fund, 0.14% for the International Index Fund and 0.09% for the Bond Index Fund.

TRANSFER AGENT


         Nationwide Investors Services, Inc. ("NISI"), a wholly owned subsidiary of VSA, Three Nationwide Plaza, Columbus, Ohio 43215, serves as transfer agent and dividend disbursing agent for each of the Funds. For these services, NISI receives an annual fee of .01% of each of the Funds' total assets with respect to the Institutional Class and an annual account fee of $18 with respect to each Fund's Class A and Class B shares.


CUSTODIAN

         The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, OH 45263, is the custodian for the Funds and makes all receipts and disbursements under a Custody Agreement. Fifth Third performs no managerial or policy-making functions for the Funds.

LEGAL COUNSEL

         Dietrich, Reynolds & Koogler, One Nationwide Plaza, Columbus, OH 43215, serves as the Trust's legal counsel.

AUDITORS

         KPMG LLP, Two Nationwide Plaza, Columbus, OH 43215, serves as the independent auditors for the Trust.

BROKERAGE ALLOCATION

THE INDEX FUNDS


         Because the Index Funds will invest exclusively in shares of their corresponding Series, it is expected that all transactions in portfolio securities will be entered into by the Series. Subject to policies established by the Board of Trustees of Quantitative Master Series Trust, Fund Asset

Management is primarily responsible for the execution of the Series' portfolio transactions and the allocation of brokerage. Quantitative Master Series Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of the Series. Where possible, Quantitative Master Series Trust deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. It is the policy of Quantitative Master Series Trust to obtain the best results in conducting portfolio transactions for the Series, taking into account such factors as price (including the applicable dealer spread or commission), the size, type and difficulty of the transaction involved, the firm's general execution and operations facilities and the firm's risk in positioning the securities involved. The portfolio securities of the Series generally are traded on a principal basis and normally do not involve either brokerage commissions or transfer taxes. The cost of portfolio securities transactions of the Series primarily consists of dealer or underwriter spreads. While reasonable competitive spreads or commissions are sought, Quantitative Master Series Trust will not necessarily be paying the lowest spread or commission available. Transactions with respect to the securities of small and emerging growth companies in which the Series may invest may involve specialized services on the part of the broker or dealer and thereby entail higher commissions or spreads than would be the case with transactions involving more widely trading securities.

         Subject to obtaining the best price and execution, broker-dealers who provide supplemental investment research (such as quantitative and modeling information assessments and analyses of the business or prospects of a company, industry or economic sector) to Fund Asset Management may receive orders for transactions by Quantitative Master Series Trust. Information so received will be in addition to and not in lieu of the services required to be performed by Fund Asset Management under its Management Agreement and the expense of Fund Asset Management will not necessarily be reduced as a result of the receipt of such supplemental information. If in the judgment of Fund Asset Management Quantitative Master Series Trust will be benefited by supplemental research services, Fund Asset Management is authorized to pay brokerage commissions to a broker-dealer furnishing such services which are in excess of commissions which another broker-dealer may have charged for effecting the same transaction. Supplemental investment research obtained from such broker-dealers might be used by Fund Asset Management in servicing all of its accounts and all such research might not be used by Fund Asset Management in connection with the Series.

         For the fiscal period April 3, 1997 (commencement of operations) to December 31, 1997, the Series paid brokerage commissions of $0 for the Master Aggregate Bond Series. For the fiscal period April 9, 1997 (commencement of operations) to December 31, 1997, the Series paid brokerage commissions of $60,361 and $146,336 for the Master Small Cap Series and the Master International (Capitalization Weighted) Series, respectively. The Series paid no commissions to Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("Merrill Lynch"). For the fiscal year ended December 31, 1998, the following table shows the amount of brokerage commissions paid by each Series to Merrill Lynch, the percentage of each Series brokerage commissions paid to Merrill Lynch, the percentage of each Series aggregate dollar amount of transactions involving the payment of commissions effected through Merrill Lynch and aggregate brokerage commissions paid by each Series:

                                                   Small Cap    Aggregate Bond International
                                                     Series         Series        Series


Aggregate brokerage commissions
   paid to Merrill Lynch Fund Asset Management   $        0    $        0    $    1,299

% of Fund's aggregate brokerage
   commissions paid to Merrill Lynch
   Fund Asset Management .....................         0.00%         0.00%         1.75%

% of Fund's aggregate dollar amount
   of transactions effected through
   the broker ................................         0.00%         0.00%         0.20%


Aggregate brokerage
   Commissions paid ..........................   $   50,264    $        0    $   74,373


         As of December 31, 1998, the Master Mid Cap Series had not yet commenced operations.


         Under the 1940 Act, persons affiliated with Quantitative Master Series Trust and persons who are affiliated with such persons are prohibited from dealing with Quantitative Master Series Trust as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with dealers acting as principal for their own accounts, affiliated persons of Quantitative Master Series Trust, including Merrill Lynch and any of its affiliates, will not serve as Quantitative Master Series Trust's dealer in such transactions. However, affiliated persons of Quantitative Master Series Trust may serve as its broker in listed or OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, Quantitative Master Series Trust may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures adopted by the Board of Trustees of Quantitative Master Series Trust that either comply with rules adopted by the Commission or with interpretations of the Commission staff.

         Certain court decisions have raised questions as to the extent to which investment companies should seek exemptions under the 1940 Act in order to seek to recapture underwriting and dealer spreads from affiliated entities. The Trustees of Quantitative Master Series Trust have considered all factors deemed relevant and have made a determination not to seek such recapture at this time. The Trustees will reconsider this matter from time to time.


         Section 11(a) of the Exchange Act generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member
(i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with a statement setting forth the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii).

To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for Quantitative Master Series Trust in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from Quantitative Master Series Trust and annual statements as to aggregate compensation will be provided to Quantitative Master Series Trust. Securities may be held by, or be appropriate investments for, the Series as well as other funds or investment advisory clients of Fund Asset Management.

         Because of different objectives or other factors, a particular security may be bought for one or more clients of Fund Asset Management or an affiliate when one or more clients of Fund Asset Management or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve Quantitative Master Series Trust or other clients or funds for which Fund Asset Management or an affiliate acts as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of Fund Asset Management or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


INVESTOR DESTINATIONS SERIES

         Because the Life StrategyInvestor Destinations Series will invest exclusively in shares of the Underlying Funds and the Nationwide Contract, it is expected that all transactions in portfolio securities will be entered into by the Underlying Funds. And as described above, for the Underlying Funds which are the Index Funds the transactions in portfolio securities will be entered into at the Series level. For those Underlying Funds which are not Index Funds, the following discussion describes their brokerage allocation policies.

         VMF (or a Subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

         The primary consideration in portfolio security transactions is "best price - best execution," i.e., execution at the most favorable prices and in the most effective manner possible. Except as described below, VMF or a Subadviser always attempts to achieve best price - best execution, and both VMF and the Subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result. In selecting broker-dealers, VMF and each Subadviser will consider various relevant factors, including but not limited to the size and type of the transaction, the nature and character of the markets for the security or asset to be purchased or sold, the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm, the broker-dealer's execution services (rendered on a continuing basis), and the reasonableness of any commissions. In allocating orders among brokers for execution on an [agency][agency only?] basis, in addition to price and execution considerations, the usefuless of the brokers' overall services is also considered. Services provided by brokerage firms include efficient handling of orders, useful analyses of corporations, industries and the economy, statistical reports and other related services for which no charge is made by the broker above the negotiated brokerage commissions.

         Subject to the requirement of seeking best execution, securities may be bought from or sold to broker-dealers who have furnished statistical, research, and other information or services to VMF or a Subadviser. In placing orders with such broker-dealers, VMF or a Subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to VMF or a Subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce VMF's or a Subadviser's normal research activities or expenses.

         Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

         There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by VMF or a Subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when VMF or a Subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

         The Trustees periodically review VMF's and each Subadviser's performance of their responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review the commissions paid by the Funds over representative periods of time to determine if they are reasonable in relation to the benefits to the Funds.

         Each Subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934, that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Any such research and other information provided by brokers to a Subadviser is considered to be in addition to and not in lieu of services required to be performed by the Subadviser under its subadvisory agreement with VMF. The fees paid to each of the

Subadvisers pursuant to its subadvisory agreement with VMF are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to a Subadviser in serving its other clients or clients of the Subadviser's affiliates. Subject to the policy of the Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers, a Subadviser also may consider the broker-dealer's sale of shares of any fund for which the Subadviser serves as investment adviser, subadviser or administrator.

         Under the 1940 Act, "affiliated persons" of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a Subadviser or any of its affiliates, as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

         Each of the Funds contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through "affiliated brokers or dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an "affiliated broker or dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in the judgment of VMF or the appropriate Subadviser, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker or dealer on comparable transactions for the broker's or dealer's most favored unaffiliated customers, except for accounts for which the affiliated broker or dealer acts as a clearing broker for another brokerage firm and customers of an affiliated broker or dealer that, in the opinion of a majority of the independent trustees, are not comparable to the Fund. The Funds do not deem it practicable or in their best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

ADDITIONAL INFORMATION ON PURCHASES AND SALES

CLASS A SALES CHARGES

The chart below shows the Class A sales charges, which decrease as the amount of your investment increases.

CLASS A SHARES

                                       Sales charge as %         Sales charge as %                 Dealer
Amount of purchase                     of offering price        of amount invested             Compensation
------------------                     -----------------        ------------------             ------------

Less than $50,000                            5.75%                     6.10%                        5.00%
$50,000 to $99,999                           4.50                      4.71                         3.75
$100,000 to $249,999                         3.50                      3.63                         2.75
$250,000 to $499,999                         2.50                      2.56                         1.75
$500,000 to $999,999                         2.00                      2.04                         1.25
$1 million to $24,999,999                    0.50                      0.50                          .50
$25 million or more                          0.25                      0.25                          .25


NET ASSET VALUE PURCHASE PRIVILEGE (CLASS A SHARES ONLY).--THE SALES CHARGE APPLICABLE TO CLASS A SHARES MAY BE WAIVED FOR THE FOLLOWING PURCHASES DUE TO THE REDUCED MARKETING EFFORT REQUIRED BY NAS:

(1) shares sold to other registered investment companies affiliated with VMF,

(2)      shares sold:

         (a) to any pension, profit sharing, or other employee benefit plan for the employees of VMF, any of its affiliated companies, or investment advisory clients and their affiliates;

         (b)      to any endowment or non-profit organization;

         (c) to any pension, profit sharing, or deferred compensation plan which is qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code of 1986 as amended, dealing directly with NAS with no sales representative involved upon written assurance of the purchaser that the shares are acquired for investment purposes and will not be resold except to the Trust;

         (d) to any life insurance company separate account registered as a unit investment trust;

         (e) to any person purchasing through an account with an unaffiliated brokerage firm having an agreement with NAS to waive sales charges for those persons;

         (f) to any directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with NAS;

         (g) to any person who pays for such shares with the proceeds of mutual fund shares redeemed from an NAS brokerage account; to qualify, the person must have paid an initial sales charge or CDSC on the redeemed shares and the purchase of Class A shares must be made within 60 days of the redemption. This waiver must be requested when the purchase order is placed, and NAS may require evidence of qualification for this waiver;

         (h) to any person who pays for such shares with the proceeds of mutual funds shares redeemed from an account in the NEA Valuebuilder Mutual Fund Program. This waiver is only available for the initial purchase if shares were made with such proceeds. NAS may require evidence of qualification for such waiver; and

         (i) to certain employer-sponsored retirement plan including pension, profit sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code.

         (j) Trustees and retired Trustees of Nationwide Mutual Funds (including its predecessor Trusts);

         (k) Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of VMF, VSA, NAS and their affiliates; and

         (l) Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including but not limited to, Farmland Insurance Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farmers' Association, Ruralite Services, Inc., and Southern States Cooperative).

CDSC APPLICABLE FOR CLASS A SHARES

         Employer sponsored retirement plans which purchase Class A shares at net asset value (other than those investing in Funds through a variable insurance product) are subject to a CDSC, payable to NAS, of 1.00% if a finder's fee (as described below) was paid on the purchase of the shares and the shares are redeemed within the first year after purchase, 0.50% if redeemed within the second year and 0.25% if redeemed within the third year. The sales charge is applied to the original purchase price, or the current market value of the shares being sold, whichever is less. A CDSC will be charged on redemptions of $1 million or more within a 12 month period.

NAS will pay a finder's fee at the plan sponsor level at the time of purchase to the dealer of record at the time of purchase at the following rates:

1.00% for sales of the Funds of $1 million up to $3 million
0.50% for sales of the Funds of $ 3 million up to $50 million
0.25% for sales of the Funds of $50 million or more

The finder's fee is paid on the aggregate assets of all Funds held at the plan sponsor level.

SIGNATURE GUARANTEE

         A signature guarantee is required if the redemption is over $100,000, if your account registration has changed within the last 30 days, if the redemption check is made payable to anyone other than the registered shareholder, if the proceeds are sent to a bank account not previously designated, or if are mailed to an address other than the address of record. NAS reserves the right to require a signature guarantee in other circumstances, without notice. Based on the circumstances of each transaction, NAS reserves the right to require that your signature be guaranteed by an authorized agent of an "eligible guarantor institution," which includes, but is not limited to, certain banks, credit unions, savings associations, and member firms of national securities exchanges. A signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized person from redeeming shares and obtaining the proceeds. A notary public is not an acceptable guarantor. In certain special cases (such as corporate or fiduciary registrations), additional legal documents may be required to ensure proper authorizations. If NAS decides to require signature guarantees in all circumstances, shareholders will be notified in writing prior to implementation of the policy.

VALUATION OF SHARES

         The net asset value per share for each of the Funds is determined 15 minutes after the close of regular trading on the New York Stock Exchange (usually 4 P.M. Eastern Time), each day that the Exchange is open. The time at which a Fund's net asset value per share is calculated is referred to as the "Valuation Time."

         The Funds will not compute net asset value on customary business holidays, including Christmas, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving.

         The net asset value per share of a class is computed by adding the value of all securities and other assets in a Fund's portfolio allocable to such class, deducting any liabilities allocable to such class and any other liabilities charged directly to that class and dividing by the number of shares outstanding in such class.

THE INDEX FUNDS


         The principal assets of each Index Fund will normally be its interest in the underlying Series, which will be valued at its net asset value. Portfolio securities that are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Trustees of Quantitative Master Series Trust as the primary market. Long positions in securities traded in the OTC market are valued at the last available bid price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. When the Series writes an option, the amount of the premium received is recorded on the books of the Series as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased by the Series are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees of Quantitative Master Series Trust, including valuations furnished by a pricing service retained by Quantitative Master Series Trust. Such valuations and procedures will be reviewed periodically by the Trustees.

         Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of business on the Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees of Quantitative Master Series Trust.

         Each investor in Quantitative Master Series Trust may add to or reduce its investment in any Series on each day the Exchange is open. The value of each investor's (including the respective Index Funds') interest in a Series will be determined as of 15 minutes after the close of business on the Exchange (generally 4:00 p.m., New York Time) by multiplying the net asset value of the Series by the percentage, effective for that day, that represents that investor's share of the aggregate interests in such Series. Any additions or withdrawals, which are to be effected on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in a Series will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Series as of the time or determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Series effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Series as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Series by all investors in the Series. The percentage so determined will then be applied to determine the value of the investor's interest in such Series as of 15 minutes after the close of business of the Exchange on the next day the Exchange is open.


INVESTOR DESTINATIONS SERIES

         Shares of the Underlying Funds are valued at their respective net asset values as reported to VSA. Other assets of the Funds are valued at their current market value if market quotations are readily available. If market quotations are not available, or if VSA determines that the price of a security does not represent its fair value, these assets are valued at fair value in accordance with procedures adopted by the Board of Trustees.

INVESTOR STRATEGIES

1 AUTOMATIC ASSET ACCUMULATION--This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy, you invest a fixed amount monthly over an extended period of time, during both market highs and lows. Dollar Cost Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.

         You can get started with Automatic Asset Accumulation for as little as $25 a month in a Fund.

2 AUTOMATIC ASSET TRANSFER--This systematic investment plan allows you to transfer $25 or more to a Fund from another Fund systematically, monthly or quarterly, after Fund minimums have been met. The money is transferred on the 25th day of the month as selected or on the preceding business day. Dividends of any amount can be moved automatically from one Fund to another at the time they are paid. This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly transfer from the Fund to any other Fund you select buys more shares when share prices fall during low markets and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.

3 AUTOMATIC WITHDRAWAL PLAN ($50 OR MORE)--You may have checks for any fixed amount of $50 or more automatically sent bi-monthly, monthly, quarterly, three times/year, semi-annually or annually, to you (or anyone you designate) from your account.

         NOTE: If you are withdrawing more shares than your account receives in dividends, you will be decreasing your total shares owned, which will reduce your future dividend potential.

INVESTOR PRIVILEGES

         The Funds offer the following privileges to shareholders. Additional information may be obtained by calling NAS toll-free at 1-800-848-0920.

1 NO SALES CHARGE ON REINVESTMENTS--All dividends and capital gains will be automatically reinvested free of charge in the form of additional shares within the same Fund and class or another specifically requested Fund (but the same class) unless you have chosen to receive them in cash on your application. Unless requested in writing by the shareholder, the Trust will not mail checks for dividends and capital gains of less than $5 but instead they will automatically be reinvested in the form of additional shares, and you will receive a confirmation.

2 EXCHANGE PRIVILEGE--The exchange privilege is a convenient way to exchange shares from one Fund to another Fund in order to respond to changes in your goals or in market conditions. HOWEVER, AN EXCHANGE IS A SALE AND PURCHASE OF SHARES AND, FOR FEDERAL AND STATE INCOME TAX PURPOSES, MAY RESULT IN A CAPITAL GAIN OR LOSS. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the Fund being purchased.

EXCHANGES AMONG FUNDS

         Exchanges may be made among any of the Funds within the same class or among any class in any of the Funds and Prime Shares of the Nationwide Money Market Fund. For certain exchanges of Class A shares among the Funds, you may pay the difference between the sales charges, if a higher sales charge is applicable. Exchanges within Service Class shares may be made without incurring a sales charge.

         An exchange from the Prime Shares of the Nationwide Money Market Fund into another Fund will be subject to the applicable sales charge unless already paid.

         There is no administrative fee or exchange fee. The Trust reserves the right to reject any exchange request it believes will result in excessive transaction costs, or otherwise adversely affect other shareholders. The Trust reserves the right to change the exchange privilege upon at least 60 days' written notice to shareholders.


EXCHANGES MAY BE MADE FOUR CONVENIENT WAYS:


BY TELEPHONE

         NAS NOW--You can automatically process exchanges by calling 1-800-637-0012, 24 hours a day, seven days a week. However, if you declined the option in the application, you will not have this automatic exchange privilege. NAS NOW also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions as well as other mutual fund information. You must call our toll-free number by the Valuation Time to receive that day's closing share price. See "VALUATION OF SHARES" above information as to when a Fund's Valuation Time is.

         CUSTOMER SERVICE LINE--By calling 1-800-848-0920, you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll-free number by the Valuation Time to receive that day's closing share price.

         NAS may record all instructions to exchange shares. NAS reserves the right at any time without prior notice to suspend, limit or terminate the telephone exchange privilege or its use in any manner by any person or class.

         The Funds will employ the same procedure described under "Buying, Selling and Exchanging

         Fund Shares" in the Prospectus to confirm that the instructions are genuine.

         The Funds will not be liable for any loss, injury, damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine, and the Funds will be held harmless from any loss, claims or liability arising from its compliance with such instructions. These options are subject to the terms and conditions set forth in the Prospectus and all telephone transaction calls may be tape recorded. The Funds reserve the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.

BY MAIL OR FAX-- Write or fax to Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492 or FAX (614) 249-8705. Please be sure that your letter or facsimile is signed exactly as your account is registered and that your account number and the Fund from which you wish to make the exchange are included. For example, if your account is registered "John Doe and Mary Doe", "Joint Tenants With Right of Survivorship,' then both John and Mary must sign the exchange request. The exchange will be processed effective the date the signed letter or fax is received. Fax requests received after 4 P.M. Eastern Time will be processed as of the next business day. NAS reserves the right to require the original document if you use the fax method.


BY ON LINE ACCESS--Log on to our website http://www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on its website at any time, in which case you may continue to exchange shares by mail, wire or telephone pursuant to the Prospectus.


3 NO SALES CHARGE ON A REPURCHASE--If you redeem all or part of your Class A shares on which you paid a front-end sales charge, you have a one-time privilege to reinvest all or part of the redemption proceeds in any shares of the same class, without a sales charge, within 30 days after the effective date of the redemption.

         If you realize a gain on your redemption, the transaction is taxable, and reinvestment will not alter any capital gains tax payable. If you realize a loss and you use the reinstatement privilege, some or all of the loss will not be allowed as a tax deduction depending upon the amount reinvested.

INVESTOR SERVICES

1 NAS NOW AUTOMATED VOICE RESPONSE SYSTEM--Our toll-free number 1-800-637-0012 will connect you 24 hours a day, seven days a week to NAS NOW. Through a selection of menu options, you can conduct transactions, hear fund price information, mailing and wiring instructions and other mutual fund information.

2 TOLL-FREE INFORMATION AND ASSISTANCE--Customer service representatives are available to answer questions regarding the Funds and your account(s) between the hours of 8 A.M. and 5 P.M. Eastern Time. Call toll-free: 1-800-848-0920 or contact NAS at our FAX telephone number (614) 249-8705.

3 RETIREMENT PLANS --Shares of the Funds may be purchased for Self-Employed Retirement Plans, Individual Retirement Accounts (IRAs), Roth IRAs, Educational IRAs, Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing Plans and Money Purchase Plans. For a free information kit, call 1-800-848-0920.

4 SHAREHOLDER CONFIRMATIONS--You will receive a confirmation statement each time a requested transaction is processed. However, no confirmations are mailed on certain pre-authorized, systematic transactions. Instead, these will appear on your next consolidated statement.

5 CONSOLIDATED STATEMENTS--Shareholders of the Funds receive statements as of the end of [March, June, September and December]. Please review your statement carefully and notify us immediately if there is a discrepancy or error in your account.

         For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Funds. Your accounts are consolidated by social security number and zip code. Accounts in your household under other social security numbers may be added to your statement at your request. Depending on which Funds you own, your consolidated statement will be sent either monthly or quarterly. Only transactions during the reporting period will be reflected on the statements. An annual summary statement reflecting all calendar-year transactions in all your Funds will be sent after year-end.

6 AVERAGE COST STATEMENT--This statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS. If you redeemed any shares during the calendar year, a statement reflecting your taxable gain or loss for the calendar year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year-end. Average cost can only be calculated on accounts opened on or after January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift, inheritance, transfer, or by any means other than a purchase cannot be calculated.

         Average cost is one of the IRS approved methods available to compute gains or losses. You may wish to consult a tax advisor on the other methods available. The average cost information will not be provided to the IRS. If you have any questions, contact one of our service representatives at 1-800-848-0920.

7 SHAREHOLDER REPORTS--All shareholders will receive reports semi-annually detailing the financial operations of the funds.

8 PROSPECTUSES--Updated prospectuses will be mailed to you annually.

9 UNDELIVERABLE MAIL--If mail from NAS to a shareholder is returned as undeliverable on three or more consecutive occasions, NAS will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder. Any dividends that would be payable by check to such shareholders will be reinvested in the shareholder's account until NAS receives notification of the shareholder's correct mailing address.

FUND PERFORMANCE ADVERTISING

CALCULATING YIELD AND TOTAL RETURN

         The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         All performance advertisements shall include average annual (compound) total return quotations for the most recent one, five, and ten-year periods (or life if a Fund has been in operation less than one of the prescribed periods). Average annual (compound) total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge, for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. In calculating the standard total returns for Class A shares, the current maximum applicable sales charge is deducted from the initial investment. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.


         Standardized yield and total return quotations will be compared separately for each Class of shares. Because of differences in the fees and/or expenses borne by Class A, Class B and Institutional Class shares of the Funds, the net yields and total returns on Class A, Class B and Institutional Class shares can be expected, at any given time, to differ from class to class for the same period.

         Each of the Fundsmay also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The effect of sales charges are not reflected in the calculation of the yields, therefore, a shareholders actual yield may be less.


NONSTANDARD RETURNS

         The Funds may also choose to show nonstandard returns including total return, and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains; in addition, sales charge assumptions will vary. Sales charge percentages decrease as amounts invested increase as outlined in the prospectus; therefore, returns increase as sales charges decrease.

         Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the initial investment from the redeemable value and dividing the result by the amount of the initial investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.

RANKINGS AND RATINGS IN FINANCIAL PUBLICATIONS

         The Funds may report their performance relative to other mutual funds or investments. The performance comparisons are made to: other mutual funds with similar objectives; other mutual funds with different objectives; or, to other sectors of the economy. Other investments which the Funds may be compared to includ, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; market indexes; fixed-rate, insured bank CDs, bank money market deposit accounts and passbook savings; and the Consumer Price Index.

         Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to: Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, Schabaker Investment Management, Kanon Bloch Carre & Co.; magazines such as Money, Fortune, Forbes, Kiplinger's Personal Finance Magazine, Smart Money, Mutual Funds, Worth, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report; and other publications such as the Wall Street Journal, Barron's, Columbus Dispatch, Investor's Business Daily, and Standard & Poor's Outlook.

         The rankings may or may not include the effects of sales charges.

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

         The Trust presently offers the following series of shares of beneficial interest, without par value and with the various classes listed; eight of these series are the Funds:

Series                                                                          Share Classes
------                                                                          -------------
Nationwide Mid Cap Growth Fund                                                  Class A, Class B, Class D
Nationwide Growth Fund                                                          Class A, Class B, Class D
Nationwide Fund                                                                 Class A, Class B, Class D
Nationwide Bond Fund                                                            Class A, Class B, Class D
Nationwide Tax-Free Income Fund                                                 Class A, Class B, Class D
Nationwide Long-Term U.S. Government Bond Fund                                  Class A, Class B, Class D
Nationwide Intermediate U.S. Government Bond Fund                               Class A, Class B, Class D
Nationwide Money Market Fund                                                    Class R, Prime Shares
Nationwide S&P 500 Index Fund                                                   Class R, Class Y,
                                                                                Local Fund Shares
Morley Capital Accumulation Fund                                                ISC Shares, IC Shares,
                                                                                IRA Shares
Prestige Large Cap Value Fund                                                   Class A, Class B, Class Y

Prestige Large Cap Growth Fund                                                  Class A, Class B, Class Y
Prestige Small Cap Fund                                                         Class A, Class B, Class Y
Prestige Balanced Fund                                                          Class A, Class B, Class Y
Prestige International Fund                                                     Class A, Class B, Class Y
Nationwide Small Cap Index Fund                                                 Class A, Class B, Institutional Class
Nationwide Mid Cap Market Index Fund                                            Class A, Class B, Institutional Class
Nationwide International Index Fund                                             Class A, Class B, Institutional Class
Nationwide Bond Index Fund                                                      Class A, Class B, Institutional Class
Nationwide Focus Fund                                                           Class A, Class B, Institutional Class
Nationwide Value Opportunities Fund                                             Class A, Class B, Institutional Class
Nationwide High Yield Bond Fund                                                 Class A, Class B, Institutional Class
Morley Enhanced Income Fund                                                     Class A, Class Y, Institutional Class
The Aggressive Fund                                                             Class A, Class B, Service Class
The Moderately Aggressive Fund                                                  Class A, Class B, Service Class
The Moderate Fund                                                               Class A, Class B, Service Class
The Moderately Conservative Fund                                                Class A, Class B, Service Class
The Conservative Fund                                                           Class A, Class B, Service Class


         You have an interest only in the assets of the shares of the Fund which you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING RIGHTS

         Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to amend the Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, investment policies, investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, the change of fundamental investment objectives, policies and restrictions or the approval of an Investment Advisory Agreement, the right to vote is limited to the holders of shares of the particular fund affected by the proposal. In addition, holders of Class A shares or Service Class shares will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

         To the extent that such a meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders. The Trust has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

ADDITIONAL GENERAL TAX INFORMATION

         Each of the Funds is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under the Code, for so long as such qualification is in the best interest of that Fund's shareholders. In order to qualify as a regulated investment company, a Fund must, among other things: diversify its investments within certain prescribed limits; derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies. In addition, to utilize the tax provisions specially applicable to regulated investment companies, a Fund must distribute to its shareholders at least 90% of its investment company taxable income for the year. In general, the Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net mid-term or net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

         It is expected that each Fund will distribute annually to shareholders all or substantially all of that Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional shares of that Fund and not in cash.

         Distribution by a Fund of the excess of net long-term capital gain over net short-term capital loss, if any, is taxable to shareholders as long-term capital gain, respectively, in the year in which it is received, regardless of how long the shareholder has held the shares. Such distributions are not eligible for the dividends-received deduction.

         Federal taxable income of individuals is subject to graduated tax rates of 15%, 28%, 31%, 36% and 39.6%. Further, the effective marginal tax rate may be in excess of 39.6%, because adjustments reduce or eliminate the benefit of the personal exemption and itemized deductions for individuals with gross income in excess of certain threshold amounts.

         Long-term capital gains of individuals are subject to a maximum tax rate of 20% (10% for individuals in the 15% ordinary income tax bracket). Capital losses may be used to offset capital gains. In addition, individuals may deduct up to $3,000 of net capital loss each year to offset ordinary income. Excess net capital loss may be carried forward and deducted in future years. The holding period for long-term capital gains is more than one year.

         Federal taxable income of corporations in excess of $75,000 up to $10 million is subject to a 34% tax rate; however, because the benefit of lower tax rates on a corporation's taxable income of less than $75,000 is phased out for corporations with income in excess of $100,000 but lower than $335,000, a maximum marginal tax rate of 39% may result. Federal taxable income of corporations in excess of $10 million is subject to a tax rate of 35%. Further, a corporation's federal taxable income in excess of $15 million is subject to an additional tax equal to 3% of taxable income over $15 million, but not more than $100,000.

         Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.

         Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. Each Fund will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by that Fund for its taxable year that qualifies for the dividends received deduction. Because all of the Bond Index Fund's net investment income is expected to be derived from earned interest and short term capital gains, it is anticipated that no distributions from such Fund will qualify for the 70% dividends received deduction.

         Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of each Fund's assets to be invested in various countries is not known.

         If less than 50% in value of any Fund's total assets at the end of its fiscal year are invested in stocks or securities of foreign corporations, such Fund will not be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by that Fund. These taxes will be taken as a deduction by the Fund. Under Section 1256 of the Code, gain or loss realized by a Fund from certain financial futures and options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such futures and options as well as from closing transactions. In addition, any such futures and options remaining unexercised at the end of a Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to such Fund characterized in the manner described above.

         If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to its shareholders the amount of foreign income taxes paid by the Fund. Pursuant to such election, shareholders would be required (i) to include in gross income, even though not actually received, their respective pro rata share of the foreign taxes paid by the Fund, (ii) to treat their income from the Fund as being from foreign sources to the extent that the Fund's income is from foreign sources, and (iii) to either deduct their pro rata share of foreign taxes in computing their taxable income or use it as a foreign tax credit against federal income (but not both). No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

         It is anticipated that the International Fund will be operated so as to meet the requirements of the Code to "pass through" to its shareholders credits for foreign taxes paid, although there can be no assurance that these requirements will be met. Each shareholder will be notified within 45 days after the close of the International Fund's taxable year whether the foreign taxes paid by the International Fund will "pass through" for that year and, if so, the amount of each shareholder's pro rata share of (i) the foreign taxes paid, and
(ii) the International Fund's gross income from foreign sources. Of course, shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits.

         If a Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. In addition, gain realized from the sale, other disposition, or marking-to-market of PFIC securities may be treated as ordinary income under Section 1291 or Section 1296 of the Code.

         Offsetting positions held by a Fund involving certain futures contracts or options transactions may be considered, for tax purposes, to constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. As such, all or a portion of any short or long-term capital gain from certain straddle and/or conversion transactions may be recharacterized as ordinary income.

         If a Fund were treated as entering into straddles by reason of its engaging in futures or options transactions, such straddles would be characterized as "mixed straddles" if the futures or options comprising a part of such straddles were governed by Section 1256 of the Code. A Fund may make one or more elections with respect to mixed straddles. If no election is made, to the extent the straddle rules apply to positions established by a Fund, losses realized by such Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and conversion transaction rules, short-term capital losses on straddle positions may be recharacterized as long-term capital losses and long-term capital gains may be recharacterized as short-term capital gain or ordinary income.

         Investment by a Fund in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to Shareholders. For example, a Fund could be required to take into account annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute such portion in order to maintain its qualification as a regulated investment company. In that case, that Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

         Each Fund may be required by federal law to withhold and remit to the U.S. Treasury 31% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of the Fund, if such Shareholder (1) fails to furnish the Fund with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Fund that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

         Information set forth in the Prospectuses and this Statement of Additional Information which relates to Federal taxation is only a summary of some of the important Federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds or their shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

         Information as to the federal income tax status of all distributions will be mailed annually to each shareholder.

MAJOR SHAREHOLDERS


         As of December 29, 1999, there were no outstanding shares of the Funds. Immediately prior to the public offering of shares of the Funds, Nationwide Advisory Services owned all of the issued and outstanding shares of each Fund. It is anticipated that upon the public offering of shares of the Funds, NAS' holdings will be reduced below 5% of the outstanding shares of each Fund.

APPENDIX A

BOND RATINGS

STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

           1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

           2. Nature of and provisions of the obligation.

           3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

AAA - Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC - Debt rated 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C - Debt rated 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and represent the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met.

                  Securities rated in this category are not investment grade.

B Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC           Bonds are considered a high default risk. Default is a real
and C             possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' rating signal imminent default.

DDD, DD           Bonds are in default. Such bonds are not meeting current
and D             obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved and 'D' represents the lowest potential for recovery.

DUFF & PHELPS, INC.  LONG-TERM DEBT RATINGS

These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

Each rating also takes into account the legal form of the security, (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of 'BBB-' and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities.

RATING SCALE               DEFINITION

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+                                 High credit quality. Protection factors are
AA                                  strong. Risk is modest, but may vary
AA-                                 slightly from time to time because of
                                    economic conditions.

A+                                  Protection factors are average but adequate.
A                                   However, risk factors are more variable and
A-                                  greater in periods of economic stress.

BBB+                                Below average protection factors but still
BBB                                 considered sufficient for prudent
BBB-                                investment. Considerable variability in risk
                                    during economic cycles.

BB+                                 Below investment grade but deemed likely to
BB                                  meet obligations when due. Present or
BB-                                 prospective financial protection factors
                                    fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+                                  Below investment grade and possessing risk
B                                   that obligations will not be met when due.
B-                                  Financial protection factors will fluctuate
                                    widely according to economic cycles,
                                    industry conditions and/or company fortunes.
                                    Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC                                 Well below investment grade securities.
                                    Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP                                  Preferred stock with dividend arrearages.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

          The following criteria will be used in making the assessment:

          1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

          2. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

          Note rating symbols and definitions are as follows:

          SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

MOODY'S NOTE RATINGS

MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

DUFF & PHELPS SHORT-TERM DEBT RATINGS

Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

RATING SCALE   DEFINITION
------------   ----------

HIGH GRADE
----------

          D-1+ Highest certainty of timely payment. short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                        GOOD GRADE
                        ----------

          D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                        SATISFACTORY GRADE
                        ------------------

          D-3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                        NON-INVESTMENT GRADE
                        --------------------

          D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                        DEFAULT
                        -------

          D-5 Issuer failed to meet scheduled principal and/or interest payments.

THOMSON'S SHORT-TERM RATINGS

The Thomson Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. Thomson short-term ratings are intended to assess the likelihood of an untimely or incomplete payments of principal or interest.

TBW-1 the highest category, indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 the second highest category, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

TBW-3 the lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 the lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                                     PART C


OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Amended Declaration of Trust previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

(b) Amended Bylaws previously filed with the Trust's Registration Statement on August 7, 1998, and is hereby incorporated by reference.

(c) Certificates for shares are not issued. Articles V, VI, VII, and VIII of the Declaration of Trust, incorporated by reference to Exhibit (1) hereto, define rights of holders of shares.

(d)(1)(a) Investment Advisory Agreement (except for the Morley Capital Accumulation Fund) previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

      (b) Amendment to Investment Advisory Agreement.

      (c) Proposed Amended Exhibit A to the Investment Advisory Agreement.

   (2)(a) Investment Advisory Agreement for the Morley Capital Accumulation Fund previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

      (b) Proposed Amended Exhibit A to the Investment Advisory Agreement for the Morley Capital Accumulation Fund and the Morley Enhanced Income Fund.

   (3)   Subadvisory Agreements.

         (a)Subadvisory Agreement with Fund Asset Management, L.P. for
                  S & P 500 Index Fund report for October 29,1999, previously filed with the Trust's Registration Statement on October 29, 1999, and is hereby incorporated by reference.
         (b)(1) Subadvisory Agreement for the Prestige Large Cap Value Fund January 5, 1999, and is hereby incorporated by reference.
            (2)   Amendment to Subadvisory Agreement.

         (c)(1) Subadvisory Agreement for the Prestige Large Cap Growth Fund previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.
            (2)   Amendment to Subadvisory Agreement.

         (d)(1) Subadvisory Agreement for the Prestige Small Cap Fund previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.
            (2)   Amendment to Subadvisory Agreement.

         (e)(1) Subadvisory Agreement for the Prestige International Fund previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.
            (2)   Amendment to Subadvisory Agreement.

         (f)(1) Subadvisory Agreement for the Prestige Balanced Fund previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.
            (2)   Amendment to Subadvisory Agreement.

(e)(1) Underwriting Agreement previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.
   (2) Model Dealer Agreement previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

(f)      Not applicable.

(g) Custody Agreement previously filed with the Trust's original Registration Statement on November 18, 1997, and is hereby incorporated by reference.

(h)(1)(a) Fund Administration Agreement previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

      (b) Amendment to Fund Administration Agreement.

      (c) Proposed Amended Exhibit A to Fund Administration Agreement.
   (2) Transfer and Dividend Disbursing Agent. previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

   (3) Agreement and Plan of Reorganization between Nationwide Investing Foundation and the Trust previously filed with the Trust's Registration Statement on form N-14 ('33 Act File No. 333-41175) on November 24, 1997, and is hereby incorporated by reference.

   (4) Agreement and Plan of Reorganization between Nationwide Investing Foundation II and the Trust Previously filed with the Trust's Registration Statement on Form N-14 ('33 Act File No.333-41175) on November 24, 1997, and is hereby incorporated by reference.

   (5) Agreement and Plan of Reorganization between Financial Horizons Investment Trust and the Trust previously filed with the Trust's Registration Statement on Form N-14 ('33 Act File No. 333-41175) on November 24, 1997 and is hereby incorporated by reference.

   (6) Administrative Services Plan and Services Agreement previously filed on January 5, 1999, and is hereby incorporated by reference.

(i) Opinion of Counsel previously filed and is hereby incorporated by reference.

(j)       Consent of KPMG LLP, Independent Auditors.

(k)       Not applicable.

(l) Purchase Agreement previously filed with Trust's Registration Statement on January 2, 1998, and hereby incorporated by reference.

(m)(1) Amended Distribution Plan previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

   (2) Dealer Agreement (see Exhibit 6(b)) previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

   (3) Rule 12b-1 Agreement previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

(n)       Financial Data Schedule.

(o) Amended 18f-3 Plan previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

Power of Attorney dated November 7, 1997 previously filed in the Trust's Pre-Effective Amendment and is hereby incorporated by reference.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
           WITH REGISTRANT
           No person is presently controlled by or under common control with Registrant.

ITEM 25.   INDEMNIFICATION
           Indemnification provisions for officers, directors and employees of Registrant are set forth in Article V, Section 5.2 of the Declaration of Trust. In addition, Section 1743.13 of the Ohio Revised Code provides that no liability to third persons for any act, omission or obligation shall attach to the trustees, officers, employees or agents of a business trust organized under Ohio statutes. The trustees are also covered by an errors and omissions policy provided by the Trust covering actions taken by the trustees in their capacity as trustee. See Item 24(b)1 above.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

           (a) Villanova Mutual Fund Capital Trust, ("VMF"), the investment adviser of the Trust, also serves as investment adviser to the Nationwide Separate Account Trust.

           The Directors of Villanova Capital, Inc., VMF's managing unitholder and the officers of VMF are as follows:

Joseph J. Gasper         Director and President and Chief Operating Officer
                         --------------------------------------------------

                                      Nationwide Life Insurance Company
                                      Nationwide Life and Annuity Insurance
                                      Company
                                      Nationwide Financial Services, Inc.

                                      Director and Chairman of the Board
                                      ----------------------------------
                                      National Deferred Compensation, Inc.
                                      Nationwide Investment Services Corp

                                      Director and Vice Chairman
                                      --------------------------
                                        ALLIED Group Merchant Banking Corp
                                      ALLIED Life Brokerage Agency, Inc.
                                      ALLIED Life Financial Corporation
                                      ALLIED Life Insurance Company
                                      Nationwide Financial Institution
                                      Distributors Agency, Inc.

                                        Nationwide Global Funds
                                      Nationwide Global Holdings, Inc.
                                      Nationwide Retirement Solutions, Inc.
                                      Neckura Life Insurance Company
                                      NFS Distributors, Inc.
                                      Pension Associates, Inc.
                                      Villanova Capital, Inc.

                                      Vice Chairman
                                      -------------
                                      Villanova Mutual Fund Capital Trust
                                      Villanova SA Capital Trust

                                      Director and President
                                      ----------------------

                                      Employers Life Insurance Company of
                                      Wausau
                                      Nationwide Advisory Services, Inc.
                                      Nationwide Investor Services, Inc.
                                      Nationwide Financial Services (Bermuda)
                                      Ltd.
                                      Wausau Preferred Health Insurance
                                      Company

                                      Director
                                      --------
                                      Affiliate Agency, Inc.
                                      Affiliate Agency of Ohio, Inc.
                                        Financial Horizons Distributors Agency
                                        Of Alabama, Inc.

                                        Financial Horizons Distributors Agency
                                        of Ohio, Inc.
                                        Financial Horizons Distributors Agency
                                        of Oklahoma, Inc.
                                        Financial Horizons Securities,
                                        Corp.,Inc
                                        Landmark Financial Services of New
                                        York,
                                        Leben Direkt Insurance Company
                                        Morley Financial Services, Inc.
                                        Nationwide Indemnity Company
                                        Neckura Holding Company
                                        NGH Luxembourg, S.A.
                                        PanEurolife

                                        Trustee and Chairman
                                        --------------------
                                        Nationwide Asset Allocation Trust
                                        Nationwide Separate Account Trust

                                        Trustee and President
                                        ---------------------
                                        Nationwide Insurance Golf Charities,
                                        Inc.

                                        Board of Managers
                                        -----------------
                                        Nationwide Services Company, LLC.

Dennis W. Click                         Vice President and Secretary
                                        ------------------------------
                                        Nationwide Mutual Insurance Company
                                        Nationwide Mutual Fire Insurance Company

                                          Nationwide General Insurance
                                          Company
                                          Nationwide Property and Casualty
                                          Insurance Company
                                        Nationwide Life Insurance Company

                                           Nationwide Life and Annuity
                                           Insurance Company
                                        Nationwide Financial Services, Inc.
                                        Nationwide Services Company, LLC.
                                        Nationwide Properties, Ltd.
                                        Nationwide Realty Investors, Ltd.

                                           Nationwide Financial Institution
                                           Distributors Agency, Inc.
                                        Nationwide International Underwriters
                                        AID Finance Services, Inc.
                                        ALLIED General Agency Company
                                        ALLIED Group, Inc.
                                        ALLIED Group Insurance Marketing Company
                                        ALLIED Group Mortgage Company
                                        ALLIED Life Brokerage Agency, Inc.
                                        ALLIED Life Financial Corporation
                                        ALLIED Life Insurance Company

                                        ALLIED Property and Casualty Insurance
                                        Company
                                        AMCO Insurance Company
                                        American Marine Underwriters, Inc.
                                        Cal-Ag Insurance Services, Inc.
                                        CalFarm Insurance Agency
                                        CalFarm Insurance Company
                                        Colonial County Mutual Insurance Company
                                        Colonial Insurance Company of Wisconsin
                                        Depositors  Insurance Company
                                        Midwest Printing Services, Ltd.
                                        Premier Agency, Inc.
                                        Western Heritage Insurance Company

                                        Gates McDonald & Company
                                        GatesMcDonald Health Plus Inc.
                                        Gates, McDonald & Company of Nevada

                                          Gates, McDonald & Company of New York,
                                          Inc.
                                        National Casualty Company
                                        National Deferred Compensation, Inc.
                                        Nationwide Global Holdings, Inc.
                                        Nationwide Cash Management Company
                                        Nationwide Indemnity Company

                                          Nationwide Community Urban
                                          Redevelopment Corporation
                                          Nevada Independent Companies-
                                          Construction
                                          Nevada Independent Companies-Health
                                          and Nonprofit
                                        Nevada Independent Companies-Hospitality and Entertainment
                                        Nevada Independent Companies-
                                        Manufacturing,
                                        Transportation and Distribution
                                        NFS Distributors, Inc.
                                        Farmland Mutual Insurance Company
                                        Lone Star General Agency, Inc.
                                          Nationwide Agribusiness Insurance
                                          Company
                                          Employers Life Insurance Company of
                                          Wausau
                                        Nationwide Advisory Services, Inc.
                                        Nationwide Investors Services, Inc.
                                        Nationwide Corporation

                                          Nationwide Insurance Enterprise
                                          Foundation
                                          Nationwide Investment Services
                                          Corporation
                                        Scottsdale Indemnity Company
                                        Scottsdale Insurance Company

                                          Scottsdale Surplus Lines Insurance
                                          Company
                                        Affiliate Agency, Inc.
                                        Affiliate Agency of Ohio, Inc.

                                           Financial Horizons Distributors
                                           Agency of Alabama, Inc.
                                           Financial Horizons Distributors
                                           Agency of Ohio, Inc.
                                           Financial Horizons Distributors
                                           Agency of Oklahoma, Inc.
                                        Financial Horizons Securities
                                        Corporation
                                        Landmark Financial Services of New
                                        York, Inc.
                                        Nationwide Retirement Solutions, Inc.

                                          Nationwide Retirement Solutions, Inc.
                                          of Alabama
                                          Nationwide Retirement Solutions, Inc.
                                          of Arizona
                                          Nationwide Retirement Solutions, Inc.
                                          of Arkansas
                                        Nationwide Retirement Solutions, Inc.
                                        of Montana
                                        Nationwide Retirement Solutions, Inc.
                                        of Nevada
                                        Nationwide Retirement Solutions, Inc.
                                        of New Mexico
                                        Nationwide Retirement Solutions, Inc.
                                        of Ohio
                                        Nationwide Retirement Solutions, Inc.
                                        of Oklahoma
                                        Nationwide Retirement Solutions, Inc.
                                        of South Dakota
                                        Nationwide Retirement Solutions, Inc.
                                        of Wyoming
                                        Nationwide Agency, Inc.
                                        Nationwide Health Plans, Inc.
                                        Nationwide Management Systems, Inc.
                                        MRM Investments, Inc.

                                          National Premium and Benefit
                                          Administration Company
                                        Nationwide Insurance Company of America
                                        Nationwide Insurance Company of Florida
                                        Morley Financial Services, Inc.
                                        Pension Associates, Inc.
                                        Villanova Capital, Inc.
                                        Villanova Mutual Fund Capital Trust
                                        Villanova SA Capital Trust

                                          Wausau Preferred Health Insurance
                                          Company

                                        Assistant Secretary
                                        -------------------

                                          Nationwide Financial Services
                                          (Bermuda) Ltd.

                                        Vice President and Assistant Secretary
                                        --------------------------------------

                                          ALLIED Group Merchant Banking
                                          Corporation

                                        Vice President and Clerk
                                        ------------------------
                                        Healthcare First, Inc.

                                          Nationwide Retirement Solutions
                                          Insurance Agency, Inc.

Paul J. Hondros                        Director
                                       --------
                                         President and Chief Executive Officer
                                         Nationwide Advisory Services, Inc.
                                       Nationwide Investors Services, Inc.
                                       Villanova Capital, Inc.
                                       Villanova Mutual Fund Capital Trust
                                       Villanova SA Capital Trust

Dimon R. McFerson                        Chairman and Chief Executive Officer
                                         Nationwide Insurance
                                         ------------------------------------
                                       Enterprise and Director
                                       -----------------------
                                       ALLIED Group, Inc.
                                       ALLIED Life Financial Corporation
                                       Farmland Mutual Insurance Company

                                         GatesMcDonald Health Plus, Inc.
                                         Nationwide Agribusiness Insurance
                                         Company
                                       National Casualty Company
                                       Nationwide Financial Services, Inc.
                                       Scottsdale Indemnity Company
                                       Scottsdale Insurance Company

                                         Scottsdale Surplus Lines Insurance
                                         Company

                                       Chairman and Chief Executive Officer and
                                       Director
                                       ----------------------------------------
                                       Nationwide Mutual Insurance Company
                                       Nationwide Mutual Fire Insurance Company
                                       Nationwide General Insurance Company

                                         Nationwide Property and Casualty
                                         Insurance Company
                                       Nationwide Life Insurance Company

                                         Nationwide Life and Annuity Insurance
                                         Company
                                       Colonial Insurance Company of Wisconsin
                                       National Deferred Compensation, Inc.
                                       Nationwide Cash Management Company
                                       Nationwide Global Holdings, Inc.
                                       Nationwide Indemnity Company
                                       Nationwide Insurance Company of America

                                         Nationwide Investment Services
                                         Corporation

                                       Chairman and Chief Executive Officer,
                                       President and Director
                                       -------------------------------------
                                       Nationwide Corporation

                                       Chairman of the Board, Chairman and
                                       Chief Executive
                                       -----------------------------------
                                         Officer and Director
                                         --------------------
                                         American Marine Underwriters, Inc.

                                           Employers Life Insurance Company of
                                           Wausau
                                         Nationwide Advisory Services, Inc.

                                           Nationwide Financial Institution
                                           Distributors Agency, Inc
                                        Nationwide International Underwriters
                                        Nationwide Investor Services, Inc.
                                        Nationwide Retirement Solutions, Inc.
                                        NFS Distributors, Inc.
                                        Pension Associates, Inc.

                                          Wausau Preferred Health Insurance
                                          Company

                                        Chairman of the Board, Chairman and
                                        Chief Executive
                                        -----------------------------------

                                        Officer-Nationwide Insurance Enterprise
                                        and Director
                                        ---------------------------------------
                                        AID Finance Services, Inc.
                                        ALLIED General Agency Company
                                        ALLIED Group Insurance Marketing Company

                                          ALLIED Group Merchant Banking
                                          Corporation
                                        ALLIED Group Mortgage Company
                                        ALLIED Life Brokerage Agency, Inc.
                                        ALLIED Life Insurance Company

                                          ALLIED Property and Casualty
                                          Insurance Company
                                        AMCO Insurance Company
                                        Depositors  Insurance Company
                                        Midwest Printing Services, Ltd.
                                        Premier Agency, Inc.
                                        Western Heritage Insurance Company
                                        Gates, McDonald and Company
                                        Nationwide Retirement Solutions, Inc.

                                          Nationwide Insurance Enterprise
                                          Services, Ltd.
                                        Villanova Capital, Inc.

                                        Trustee and Chairman
                                        --------------------
                                        Financial Horizons Investment Trust
                                        Nationwide Investing Foundation

                                        Nationwide Investing Foundation II
                                        Nationwide Mutual Funds

                                        Chairman of the Board
                                        ---------------------

                                          Nationwide Insurance Golf Charities,
                                          Inc.

                                        Chairman of the Board and Director
                                        ----------------------------------
                                        Cal-Ag Insurance Services, Inc.
                                        CalFarm Insurance Agency
                                        CalFarm Insurance Company
                                        Lone Star General Agency, Inc.

                                          Nationwide Community Urban
                                          Redevelopment Corporation
                                        Colonial County Mutual Insurance Company

                                        Director
                                        --------
                                        Gates, McDonald & Company of Nevada
                                        Gates, McDonald & Company of New York
                                        Healthcare First, Inc.
                                        MRM Investments, Inc.
                                        Morley Financial Services, Inc.
                                        Nationwide Agency, Inc.
                                        Nationwide Health Plans, Inc.
                                        Nationwide Management Systems, Inc.

                                          Nevada Independent Companies-
                                          Construction
                                          Nevada Independent Companies-Health
                                          and Nonprofit
                                          Nevada Independent Companies-
                                          Hospitality and Entertainment

                                            Nevada Independent Companies-
                                            Manufacturing,
                                             Transportation and Distribution
                                        PanEurolife

                                        Chairman of the Board, Chairman and
                                        Chief Executive
                                        -----------------------------------
                                        Officer and Trustee
                                        -------------------

                                          Nationwide Insurance Enterprise
                                          Foundation

                                          Member-Board of Managers, Chairman of
                                          the Board,
                                          -------------------------------------
                                          Chairman and Chief Executive Officer

                                          ------------------------------------
                                          Nationwide Properties, Ltd.
                                          Nationwide Realty Investors, Ltd.
                                          Nationwide Services Company, LLC.


                                          Chairman and Chief Executive Officer
                                          ------------------------------------
                                          Nationwide Insurance Company of
                                          Florida

                                          Chairman and Chief Executive Officer-
                                          Nationwide Insurance
                                          -------------------------------------
                                          Enterprise
                                          ----------
                                          Villanova Mutual Fund Capital Trust
                                          Villanova SA Capital Trust

Robert A. Oakley
                                        Executive Vice President-Chief Financial
                                        Officer
                                        ----------------------------------------
                                          Nationwide Mutual Insurance Company
                                          Nationwide Mutual Fire Insurance
                                          Company
                                          Nationwide General Insurance Company

                                            Nationwide Property and Casualty
                                            Insurance Company
                                          Nationwide Life Insurance Company

                                            Nationwide Life and Annuity
                                            Insurance Company
                                          ALLIED Group. Inc.
                                          ALLIED Life Financial Corporation
                                          CalFarm Insurance Company

                                            Employers Life Insurance Company
                                            of Wausau
                                          National Casualty Company

                                            National Premium and Benefit
                                            Administration Company
                                          Farmland Mutual Insurance Company

                                            Nationwide Financial Institution
                                            Distributors Agency, Inc.
                                          Lone Star General Agency, Inc.

                                            Nationwide Agribusiness Insurance
                                            Company
                                          Nationwide Corporation
                                          Nationwide Financial Services, Inc.

                                            Nationwide Investment Services
                                            Corporation
                                          Nationwide Investor Services, Inc.

                                            Nationwide Insurance Enterprise
                                            Foundation
                                          Nationwide Properties, Ltd.
                                          Nationwide Realty Investors, Ltd.
                                          Nationwide Retirement Solutions, Inc.
                                          Colonial County Mutual Insurance
                                          Company
                                          Pension Associates, Inc.
                                          Nationwide Retirement Solutions, Inc.
                                          Scottsdale Indemnity Company
                                          Scottsdale Insurance Company

                                            Scottsdale Surplus Lines Insurance
                                            Company
                                          Villanova Mutual Fund Capital Trust
                                          Villanova SA Capital Trust

                                            Wausau Preferred Health Insurance
                                            Company

                                          Director and Chairman of the Board
                                          ----------------------------------
                                          Neckura Holding Company
                                          Neckura Insurance Company
                                          Neckura Life Insurance Company

                                          Executive Vice President-Chief
                                          Financial Officer and
                                          ------------------------------
                                          Director

                                          AID Finance Services, Inc.
                                          ALLIED General Agency Company
                                          ALLIED Group Insurance Marketing
                                          Company

                                            ALLIED Group Merchant Banking
                                            Corporation
                                          ALLIED Group Mortgage Company
                                          ALLIED Life Brokerage Agency, Inc.

                                          ALLIED Life Insurance Company
                                          ALLIED Property and Casualty
                                          Insurance Company
                                          AMCO Insurance Company
                                          American Marine Underwriters, Inc.
                                          Cal-Ag Insurance Services, Inc.
                                          CalFarm Insurance Agency
                                          Depositors  Insurance Company
                                          Midwest Printing Services, Ltd.
                                          Premier Agency, Inc.
                                          Western Heritage Insurance Company
                                          Colonial Insurance Company of
                                          Wisconsin
                                          Nationwide Cash Management Company
                                          Nationwide Community Urban
                                          Redevelopment Corporation
                                          National Deferred Compensation, Inc.
                                          Nationwide Global Holdings, Inc.

                                          Nationwide Services Company, LLC.
                                          NFS Distributors, Inc.
                                          MRM Investments, Inc.
                                          Nationwide Advisory Services, Inc.
                                          Nationwide Indemnity Company
                                          Nationwide Insurance Company of
                                          America
                                          Nationwide Insurance Company of
                                          Florida
                                          Nationwide International Underwriters
                                          Villanova Capital, Inc.

                                          Director and Vice Chairman
                                          --------------------------
                                          Leben Direkt Insurance Company
                                          Neckura General Insurance Company
                                          Auto Direkt Insurance Company

                                          Director
                                          --------
                                          Gates, McDonald & Company
                                          GatesMcDonald Health Plus Inc.
                                          Healthcare First, Inc.
                                          Morley Financial Services,  Inc.
                                          NGH Luxembourg, S.A.
                                          PanEurolife

                                          Board of Managers, Executive Vice
                                          Pres.-Chief Financial Officer
                                          ---------------------------------
                                          Nationwide Insurance Enterprise
                                          Services, Ltd.

Susan A. Wolken
                                        Senior Vice President - Life Company
                                        Operations
                                        ------------------------------------
                                        Nationwide Mutual Insurance Company
                                        Nationwide Mutual Fire Insurance Company
                                        Nationwide Property and Casualty
                                        Insurance Company
                                          Nationwide Life Insurance Company
                                        Nationwide Life and Annuity Insurance
                                        Company
                                          Nationwide Financial Services, Inc.

                                        Senior Vice President - Life Company
                                        Operations and Director
                                        ------------------------------------
                                        Nationwide Financial Services
                                        (Bermuda) Ltd.

                                        Chairman of the Board and Director
                                        ----------------------------------
                                        Nationwide Trust Company, FSB

                                        Senior Vice President and Director
                                        ----------------------------------
                                        Employers Life Insurance Company of
                                        Wausau
                                        Pension Associates, Inc.
                                        Wausau Preferred Health Insurance
                                        Company

                                        Director
                                        --------
                                        Affiliate Agency, Inc.
                                        Affiliate Agency of Ohio, Inc.

                                          Financial Horizons Distributors
                                          Agency of Alabama, Inc.
                                          Financial Horizons Distributors
                                          Agency of Ohio, Inc.
                                        Financial Horizons Distributors Agency
                                        of Oklahoma, Inc.
                                        Financial Horizons Securities
                                        Corporation
                                        Landmark Financial Services of New
                                        York, Inc.
                                        Nationwide Advisory Services, Inc.
                                        ----------------------------------

                                          Nationwide Financial Institution
                                          Distributors Agency, Inc.
                                        Nationwide Global Funds

                                          Nationwide Investment Services
                                          Corporation
                                        Nationwide Retirement Solutions, Inc.

                                          Nationwide Retirement Solutions
                                          Insurance Agency, Inc.
                                          Nationwide Retirement Solutions, Inc.
                                          of Alabama
                                          Nationwide Retirement Solutions, Inc.
                                          of Arizona
                                          Nationwide Retirement Solutions, Inc.
                                          of Arkansas
                                          Nationwide Retirement Solutions, Inc.
                                          of Montana
                                          Nationwide Retirement Solutions, Inc.
                                          of Nevada

                                        Nationwide Retirement Solutions, Inc.
                                        of New Mexico
                                        Nationwide Retirement Solutions, Inc.
                                        of Ohio
                                        Nationwide Retirement Solutions, Inc.
                                        of Oklahoma
                                        Nationwide Retirement Solutions, Inc.
                                        of South Dakota
                                        Nationwide Retirement Solutions, Inc.
                                        of Wyoming

                                          Villanova Capital, Inc.


Robert J. Woodward, Jr.                 Executive Vice President-Chief
                                        Investment Officer
                                        ------------------------------
                                        Nationwide Mutual Insurance Company
                                        Nationwide Mutual Fire Insurance
                                        Company

                                          Nationwide General Insurance
                                          Company
                                          Nationwide Property and Casualty
                                          Insurance Company
                                        Nationwide Life Insurance Company

                                        Nationwide Life and Annuity Insurance
                                        Company
                                          AID Finance Services, Inc.
                                          ALLIED General Agency Company
                                          ALLIED Group, Inc.
                                          ALLIED Group Insurance Marketing
                                          Company
                                          ALLIED Group Merchant Banking Corp.
                                          ALLIED Life Brokerage Agency, Inc.
                                          ALLIED Life Financial Corporation
                                          ALLIED Life Insurance Company
                                          ALLIED Property and Casualty
                                          Insurance Company
                                          AMCO Insurance Company
                                          Cal-Ag Insurance Services, Inc.
                                          CalFarm Insurance Agency
                                          CalFarm Insurance Company
                                          Depositors  Insurance Company
                                          Midwest Printing Services, Ltd.
                                          Premier Agency, Inc.
                                         Western Heritage Insurance Company

                                        Colonial County Mutual Insurance
                                        Company
                                        Colonial Insurance Company of Wisconsin
                                        Employers Insurance of Wausau A Mutual
                                          Company
                                        Employers Life Insurance Company of
                                          Wausau
                                        Farmland Mutual Insurance Company
                                        Gates, McDonald & Company
                                        GatesMcDonald Health Plus, Inc.
                                        Lone Star General Agency, Inc.
                                        National Casualty Company
                                        Nationwide Financial Services, Inc.
                                        Nationwide Financial Services (Bermuda)
                                          Ltd.
                                        Nationwide Agribusiness Insurance
                                          Company
                                          Nationwide Insurance Company of
                                          America
                                        Nationwide Insurance Company of Florida
                                        Nationwide Corporation
                                        Nationwide Insurance Enterprise
                                          Foundation

                                 Nationwide Insurance Enterprise Serv Ltd
                                 Nationwide Investment Services
                                  Corporation

                                 Nationwide Retirement Solutions, Inc.
                                 NFS Distributors, Inc.
                                 Pension Associates, Inc.
                                 Nationwide Retirement Solutions, Inc.
                                 Scottsdale Indemnity Company
                                 Scottsdale Insurance Company

                                   Scottsdale Surplus Lines Insurance
                                   Company

                                 Villanova Mutual Fund Capital Trust
                                 Villanova SA Capital Trust

                                   Wausau Preferred Health Insurance
                                   Company

                                 Director
                                 --------
                                 Healthcare First, Inc.
                                 Morley Financial Services, Inc.
                                 Nationwide Global Holdings, Inc.
                                 Nationwide Investors Services, Inc.

                                 Member-Board of Managers and Vice Chairman
                                 ------------------------------------------
                                 Nationwide Properties, Ltd.
                                 Nationwide Realty Investors, Ltd.

                                 Member-Board of Managers and Executive
                                 Vice President-Chief
                                 -----------------------------------------
                                 Investment Officer
                                 ------------------
                                 Nationwide Services Company, LLC.

                                 Director and President
                                 ----------------------
                                 MRM Investments, Inc.
                                 Nationwide Cash Management Company

                                    Nationwide Community Urban
                                    Redevelopment Corporation

                                 Director and Executive Vice President-
                                 Chief Investment Officer
                                 ----------------------------------------
                                 Gates, McDonald & Company
                                 GatesMcDonald Health Plus, Inc.
                                 National Deferred Compensation, Inc.
                                 Nationwide Indemnity Company
                                 Nationwide Advisory Services, Inc.
                                 Villanova Capital, Inc.

                                     Director, Vice Chairman and Executive Vice
                                     President-Chief
                                     --------------------------------------

                                     Investment Officer
                                     ------------------
                                     ALLIED Group Mortgage Company

                                     Trustee and Vice Chairman
                                     -------------------------
                                     Nationwide Asset Allocation Trust
                                     Nationwide Separate Account Trust


Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

Farmland Mutual Insurance Company
Nationwide Agribusiness Insurance Company
1963 Bell Avenue
Des Moines, Iowa 50315-1000

Colonial Insurance Company of Wisconsin
One Nationwide Plaza
Columbus, Ohio 43215

Scottsdale Insurance Company
8877 North Gainey Center Drive
P.O. Box 4110
Scottsdale, Arizona 85261-4110

National Casualty Company
P.O. Box 4110
Scottsdale, Arizona 85261-4110

Lone Star General Agency, Inc.
P.O. Box 14700
Austin, Texas 78761

Auto Direkt Insurance Company
Columbus Insurance Brokerage and Service, GMBH
Leben Direkt Insurance Company
Neckura Holding Company
Neckura Insurance Company

Neckura Life Insurance Company
John E. Fisher Str. 1
61440 Oberursel/Ts.
Germany

Nationwide Retirement Solutions, Inc.
Two Nationwide Plaza
Columbus, Ohio 43215

Morley Financial Services, Inc.
5665 S. W. Meadows Rd. , Suite 400
Lake Oswego, Oregon  97035

          (b) UBT serves as investment adviser to the Morley Capital Accumulation Fund. UBT, a trust company organized under the laws of the State of Oregon, is a wholly owned subsidiary of Nationwide Life Insurance Company. UBT conducts a variety of trust activities.

               To the knowledge of the Trust, none of the directors or officers of UBT, except as set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Morley Financial Services, Inc. The directors except as noted below may be contacted C/O UBT, 5665 SW Meadows Rd., Suite 400, Lake Oswego, Oregon 97035.

               Donald C. Burdick, 434 Ridgeway Road, Lake Oswego, OR 97034 Mr. Burdick has been an independent consultant and investor for the past 10 years. Prior to that he was President of Investcorp Financial Services.

               Harold H. Morley, President, CEO and Director of UBT. Mr. Morley is Chairman and Chief Executive Officer of Morley Financial Services, Inc.

               Joan K. Hall, Senior Vice President, Corporate Secretary, Financial Officer and Director of UBT. Ms. Hall is Senior Vice President and Financial Officer of Morley Financial Services.

               Greg E. Ellis, Senior Vice President/ Managing Director. Mr. Ellis is also Senior Vice President/ Managing Director of Morley Capital Management, Inc.

               Peter DeGraff, Vice President and Assistant General Manager.

               Taylor E. Drake, Vice President.

               Frederick F. Fletcher VI, Vice President and Corporate
               Controller.

               Barbara Salisbury, Vice President.

          (c)  Information for the Subadviser of the S&P 500 Index Fund

               (1)  Fund Asset Management, L.P.

                    Fund Asset Management, L.P. ("FAM") acts as subadviser to the S&P 500 Index Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of FAM, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by FAM (SEC file No. 801-12485).

          (d)  Information for the Subadviser of the Prestige Large Cap Value
               Fund

               (1)  Brinson Partners, Inc.

                    Brinson Partners, Inc. ("Brinson") acts as a subadviser to the Prestige Large Cap Value Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of Brinson, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by Brinson (SEC file No. 801-34910.)

          (e)  Information for the Subadviser of the Prestige Large Cap Growth
               Fund

               (1)  Goldman Sachs Asset Management

                    Goldman Sachs Asset Management ("Goldman") acts as a subadviser to the Large Cap Growth Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of Goldman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by Goldman (SEC file No. 801-16048.)

          (f)  Information for the Subadviser of the Prestige Balanced Fund

               (1)  J. P. Morgan Investment Management

                    J. P. Morgan Investment Management, Inc. ("JPMIM"), a registered investment adviser, is a wholly owned subsidiary of J. P. Morgan & Co. Incorporated. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

                    To the knowledge of the Registrant, none of the directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other business or profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty Trust Company of New York, a New York trust company which is also a wholly owned subsidiary of J. P. Morgan & Co. Incorporated.

          (g)  Information for the Subadviser of the Prestige Small Cap Fund

               (1)  Invesco Management & Research, Inc.

                    Invesco Management & Research, Inc. ("INVESCO") acts as a subadviser to the Small Cap Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of INVESCO, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by INVESCO (SEC file No. 801-01596.)

          (h)  Information for the Subadviser of the Prestige International Fund

               (1)  Lazard Asset Management

                    Lazard Asset Management ("Lazard") acts as subadviser to the International Fund and as adviser or subadviser to a number of other registered investment companies as well as to separate institutional investors. The list required by this
                    Item 26 of officers and directors of Lazard, together with information as to their other business, profession, vocation or employment of a substantial nature during the past 2 years, is incorporated by reference to Schedules A and D of Form ADV filed by Lazard (SEC File No. 801-6568).

          (i) Information for the Subadviser of the Nationwide Small Cap Value Fund II

               (1) Villanova Value Investors, LLC is in the process of being formed. Information required by this item will be added in a subsequent post-effective amendment.

ITEM 27. PRINCIPAL UNDERWRITERS

         (a)  See Item 26 above.
         (b)  Nationwide Advisory Services, Inc.

                                                                          Position with                       Position with
Name                                  Business Address                    Underwriter                         Registrant
----                                  --------------                      --------------                      -------------
Dimon R. McFerson                     One Nationwide Plaza                Chairman and CEO                    Chairman of Board of
                                      Columbus  OH 43215                                                      Trustees

Joseph J. Gasper                      One Nationwide Plaza                President and Director              Vice Chairman of
                                      Columbus OH 43215                                                       of Trustees

Robert A. Oakley                      One Nationwide Plaza                Exec. VP - Chief Financial          N/A
                                      Columbus  OH 43215                  Officer and Director

Robert J. Woodward, Jr.               One Nationwide Plaza                Exec. VP - Chief Investment         Trustee
                                      Columbus  OH 43215                  Officer and Director

James F. Laird, Jr.                   Three Nationwide Plaza              VP - General Manager                Treasurer
                                      Columbus OH 43215

Edwin P. McCausland                   One Nationwide Plaza                Senior VP - Fixed Income            Assistant Treasurer
                                      Columbus  OH 43215                  Securities

Joseph P. Rath                        One Nationwide Plaza                VP - Compliance                     N/A
                                      Columbus  OH 43215

William G. Goslee                     One Nationwide Plaza                Vice President                      N/A
                                      Columbus  OH 43215


Susan A. Wolken                       Three Nationwide Plaza              Director                            N/A
                                      Columbus OH 43215

Dennis W. Click                       One Nationwide Plaza                Vice President and Secretary        N/A
                                      Columbus  OH 43215

Patricia J. Smith                     Three Nationwide Plaza              Assistant Secretary                 Assistant Secretary
                                      Columbus OH 43215

Elizabeth A. Davin                    One Nationwide Plaza                Assistant Secretary                 Assistant Secretary
                                      Columbus  OH 43215


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          James F. Laird, Jr.
          Nationwide Advisory Services, Inc.
          Three Nationwide Plaza

          Columbus, OH 43215

ITEM 29.  MANAGEMENT SERVICES

          Not applicable.

ITEM 30.  UNDERTAKINGS

          Not applicable

                                   SIGNATURES
Pursuant to the requirements of the Securities Act 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 19 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this 10th day of January, 2000.


                             NATIONWIDE MUTUAL FUNDS

                             By: JAMES F. LAIRD, JR.
                                 -------------------
                                 James F. Laird, Jr., Treasurer

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THE REGISTRATION STATEMENT OF NATIONWIDE MUTUAL FUNDS HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 29th DAY OF DECEMBER, 1999.

Signature & Title
-----------------

Principal Executive Officer

DIMON R. MCFERSON*
-------------------
Dimon R. McFerson, Trustee and Chairman

Principal Accounting and Financial Officer

JAMES F. LAIRD, JR.
--------------------
James F. Laird, Jr., Treasurer


JOHN C. BRYANT*
----------------
John C. Bryant, Trustee


C. BRENT DEVORE*
----------------
C. Brent Devore, Trustee


SUE A. DOODY*
--------------
Sue A. Doody, Trustee


ROBERT M. DUNCAN*
------------------
Robert M. Duncan, Trustee


THOMAS J. KERR, IV*
--------------------
Thomas J. Kerr, IV, Trustee


DOUGLAS F. KRIDLER*
--------------------
Douglas F. Kridler, Trustee


NANCY C. THOMAS*
-----------------
Nancy C. Thomas, Trustee


DAVID C. WETMORE*
------------------
David C. Wetmore, Trustee


*BY: JAMES F. LAIRD, JR.
     -------------------
     James F. Laird, Jr., Attorney-In Fact